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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811- 08415

Evergreen Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:       (617) 210-3200

Date of fiscal year end: Registrant is making a quarterly filing for five of its series, Evergreen High Income Fund, Evergreen Core Plus Bond Fund, Evergreen Institutional Mortgage Portfolio, Evergreen Diversified Income Builder Fund and Evergreen U.S.

Government Fund, for the quarter ended January 31, 2008. These five series have an April 30 fiscal year end .

Date of reporting period: January 31, 2008

Item 1 – Schedule of Investments

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.5%
FIXED-RATE 1.5%
FHLMC, Ser. M009, Class A, 5.40%, 10/15/2021 (cost $3,709,030)	$3,705,325	$3,964,920

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 8.1%
FIXED-RATE 8.1%
FHLMC:
Ser. 2594, Class QE, 5.00%, 08/15/2031 ##	2,395,000	2,430,950
Ser. 2647, Class PC, 5.00%, 11/15/2031 ##	2,500,000	2,535,275
Ser. 2695, Class BG, 4.50%, 04/15/2032 ##	950,000	943,678
Ser. 2778, Class JD, 5.00%, 12/15/2032	450,000	451,800
Ser. 2979, Class QB, 4.50%, 03/15/2018	2,067,000	2,099,003
Ser. 2991, Class QD, 5.00%, 08/15/2034	2,550,000	2,608,689
Ser. 3036, Class NC, 5.00%, 03/15/2031	1,740,000	1,778,368
Ser. 3059, Class CD, 5.00%, 04/15/2031	2,400,000	2,446,452
Ser. 3068, Class AK, 4.50%, 03/15/2027	335,000	334,659
FNMA:
Ser. 2002-T12, Class A3, 7.50%, 05/25/2042	18,327	19,875
Ser. 2002-T19, Class A3, 7.50%, 07/25/2042	296,946	323,439
Ser. 2003-129, Class PW, 4.50%, 07/25/2033 ##	2,800,000	2,817,613
Ser. 2003-W4, Class 4A, 7.50%, 10/25/2042	190,261	208,355
Ser. 2005-20, Class QE, 5.00%, 10/25/2030	615,000	624,998
Ser. 2007-65, Class GV, 5.00%, 07/25/2018	2,566,071	2,660,331

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $21,032,676)		22,283,485

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 15.3%
FIXED-RATE 15.3%
FHLMC:
5.00%, 09/15/2028	210,000	213,733
6.50%, 09/25/2043	110,275	117,310
7.50%, 09/01/2013 – 08/25/2042	171,641	181,256
9.00%, 12/01/2016	133,989	145,352
9.50%, 12/01/2022	19,081	21,116
FHLMC 30 year:
5.00%, TBA #	14,475,000	14,386,789
5.50%, TBA #	2,105,000	2,127,694
FNMA:
5.70%, 11/01/2011	6,472,306	6,846,534
6.06%, 05/01/2012	1,380,302	1,475,224
6.10%, 03/01/2012	2,223,403	2,385,524
6.27%, 02/01/2011	3,346,675	3,536,544
6.45%, 09/01/2016	1,754,888	1,897,302
6.80%, 08/01/2009	2,990,155	3,087,077
7.87%, 07/01/2026	3,022,272	3,563,166
9.00%, 02/01/2025 – 09/01/2030	189,483	208,980
10.00%, 09/01/2010 – 04/01/2021	89,781	104,316
FNMA 15 year, 5.00%, TBA #	1,270,000	1,285,677
GNMA:
8.00%, 03/15/2022 – 08/15/2024	59,419	65,166
8.25%, 05/15/2020	58,204	63,680
8.50%, 09/15/2024 – 01/15/2027	81,110	89,809
9.00%, 12/15/2019	59,000	64,786
9.50%, 09/15/2019	15,867	17,738
10.00%, 01/15/2019 – 03/15/2020	29,670	35,323

Total Agency Mortgage-Backed Pass Through Securities (cost $40,921,521)		41,920,096

1

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.2%
FNMA:
Ser. 2003-W02, Class 2A9, 5.90%, 07/25/2042	$167,548	$177,061
Ser. 2003-W12, Class 1A8, 4.55%, 06/25/2043	350,000	349,903

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage Obligations (cost $497,306)		526,964

ASSET-BACKED SECURITIES 4.3%
Acacia CDO, Ltd., Ser. 10A, Class C, FRN, 6.45%, 09/07/2046 144A	1,000,000	892,980
American Home Mtge. Backed Investment Trust, Ser. 2005-2, Class 5A4C, 5.41%, 09/25/2035	2,000,000	1,738,180
Deutsche Securities, Inc., Ser. 2006-AB2, Class A3, 6.27%, 06/25/2036	2,000,000	2,026,160
MASTR Asset Backed Securities Trust, Ser. 2005-AB1, Class A4, 5.65%, 10/25/2032	2,500,000	2,338,950
Nautilus RMBS CDO, Ltd., Ser. 2005-1A, Class A3, FRN, 6.74%, 07/07/2040 144A	2,825,614	2,794,080
Nomura Asset Acceptance Corp., Ser. 2006-AP1, Class A2, 5.52%, 01/25/2036	2,078,000	1,991,153

Total Asset-Backed Securities (cost $12,016,370)		11,781,503

COMMERCIAL MORTGAGE-BACKED SECURITIES 14.4%
FIXED-RATE 11.3%
Banc of America Comml. Mtge., Inc., Ser. 2000-2, Class F, 7.92%, 09/15/2032	3,000,000	3,205,178
Banc of America Mtge. Securities, Inc., Ser. 2003-7, Class B6, 4.75%, 09/25/2018	233,724	144,629
Citigroup Comml. Mtge. Trust, Ser. 2007-C6, Class C, 5.89%, 07/10/2017	855,000	707,338
Commercial Mtge. Pass-Through Cert., Ser. 2007-C9, Class B, 6.01%, 12/10/2049	910,000	769,766
Crown Castle Towers, LLC, Ser. 2006-1A, Class C, 5.47%, 11/15/2036 144A	1,920,000	1,671,360
GE Capital Comml. Mtge. Corp., Ser. 2007-C1, Class C, 5.89%, 12/10/2049	2,500,000	2,077,840
Greenwich Capital Comml. Funding Corp., Ser. 2004-GG1, Class A7, 5.32%, 06/10/2036	4,000,000	4,029,524
GS Mtge. Securities Corp.:
Ser. 2007-GG10, Class AM, 5.99%, 08/10/2045	2,700,000	2,602,172
Ser. 2007-GG10, Class A2, 5.78%, 08/10/2045	3,665,000	3,706,912
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-CB9, Class A1, 3.48%, 06/12/2041	3,796,137	3,754,514
Ser. 2006-LDP8, Class B, 5.52%, 05/15/2045	1,000,000	838,804
Ser. 2006-LDP9, Class A3, 5.34%, 05/15/2047	2,360,000	2,310,250
Ser. 2007-LD12, Class A2, 5.83%, 02/15/2051	3,045,000	3,081,769
Morgan Stanley Capital I, Inc., Ser. 2001-TOP5, Class G, 6.00%, 10/15/2035 144A	1,042,000	928,164
Prima Capital Securitization, Ltd., Ser. 2006, Class D, 5.88%, 12/28/2048	1,085,000	1,164,628

		30,992,848

FLOATING-RATE 3.1%
Banc of America Comml. Mtge., Inc., Ser. 2007-1, Class A4, 5.45%, 01/15/2049	245,000	241,792
Capmark, Ltd., Ser. 2006-7A, Class B, 5.40%, 08/20/2036 144A	500,000	404,800
Credit Suisse Mtge. Capital Cert., Ser. 2006-C1, Class AM, 5.74%, 02/15/2039	2,835,000	2,717,821
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2007-CB19, Class A4, 5.94%, 02/12/2049	2,105,000	2,123,936
MASTR Reperforming Loan Trust, Ser. 2006-2, Class B3, 5.91%, 05/25/2036 144A	428,983	203,480
Morgan Stanley Capital I, Inc., Ser. 2007-IQ15, Class A4, 6.08%, 06/11/2049	2,750,000	2,808,763

		8,500,592

Total Commercial Mortgage-Backed Securities (cost $40,649,244)		39,493,440

CORPORATE BONDS 23.4%
CONSUMER DISCRETIONARY 2.8%
Auto Components 0.1%
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	110,000	94,600
Goodyear Tire & Rubber Co.:
9.00%, 07/01/2015 ρ	135,000	141,750
11.25%, 03/01/2011 ρ	85,000	90,100

		326,450

Diversified Consumer Services 0.0%
Service Corporation International, 6.75%, 04/01/2015	15,000	14,925

2

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Hotels, Restaurants & Leisure 0.3%
Caesars Entertainment, Inc.:
7.875%, 03/15/2010 ρ	$70,000	$66,237
8.125%, 05/15/2011	20,000	17,525
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	175,000	175,000
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014 ρ	315,000	244,125
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A ρ	105,000	109,069
Seneca Gaming Corp., 7.25%, 05/01/2012	20,000	19,500
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A ρ	105,000	95,025
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	50,000	51,625

		778,106

Household Durables 0.2%
Centex Corp., 4.875%, 08/15/2008	50,000	48,881
D.R. Horton, Inc., 5.00%, 01/15/2009	75,000	72,563
Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010 ρ	20,000	11,300
6.50%, 01/15/2014	10,000	6,900
KB Home:
7.75%, 02/01/2010	40,000	38,800
8.625%, 12/15/2008	15,000	15,000
Libbey, Inc., FRN, 11.91%, 06/01/2011	80,000	81,200
Meritage Homes Corp., 6.25%, 03/15/2015 ρ	20,000	14,100
Pulte Homes, Inc.:
4.875%, 07/15/2009	115,000	109,537
7.875%, 08/01/2011	5,000	4,863
Standard Pacific Corp., 5.125%, 04/01/2009 ρ	10,000	8,000
Toll Brothers, Inc., 8.25%, 02/01/2011	45,000	43,481

		454,625

Media 0.7%
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	110,000	105,875
CSC Holdings, Inc., 7.625%, 04/01/2011	150,000	149,250
Dex Media West, LLC, 8.50%, 08/15/2010 ρ	75,000	76,219
Idearc, Inc., 8.00%, 11/15/2016 ρ	70,000	63,000
Lamar Media Corp., 6.625%, 08/15/2015 ρ	165,000	157,163
Mediacom Broadband, LLC, 8.50%, 10/15/2015 ρ	10,000	8,250
Mediacom Communications Corp.:
7.875%, 02/15/2011	10,000	8,975
9.50%, 01/15/2013	90,000	80,775
R.H. Donnelley Corp., Ser. A-4, 8.875%, 10/15/2017 144A ρ	185,000	157,712
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012 ρ	20,000	20,300
Time Warner, Inc., 7.625%, 04/15/2031	1,100,000	1,191,850

		2,019,369

Multi-line Retail 0.8%
Kohl’s Corp., 6.875%, 12/15/2037	575,000	540,211
Macy’s Inc.:
6.375%, 03/15/2037	700,000	584,098
7.45%, 09/15/2011	500,000	522,064
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	95,000	95,475
Target Corp., 6.50%, 10/15/2037	450,000	443,243

		2,185,091

Specialty Retail 0.5%
Home Depot, Inc., 5.875%, 12/16/2036 ρ	1,530,000	1,280,813
Payless ShoeSource, Inc., 8.25%, 08/01/2013	120,000	111,000

		1,391,813

3

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 0.2%
Norcross Safety Products, LLC, Ser. B, 9.875%, 08/15/2011	$65,000	$67,113
Oxford Industries, Inc., 8.875%, 06/01/2011	185,000	181,762
Warnaco Group, Inc., 8.875%, 06/15/2013	160,000	163,600

		412,475

CONSUMER STAPLES 0.5%
Beverages 0.0%
Constellation Brands, Inc., 8.375%, 12/15/2014 ρ	40,000	41,400

Food & Staples Retailing 0.4%
Ingles Markets, Inc., 8.875%, 12/01/2011	95,000	96,663
Rite Aid Corp., 8.125%, 05/01/2010 ρ	135,000	130,781
Wal-Mart Stores, Inc., 6.50%, 08/15/2037	675,000	710,305

		937,749

Food Products 0.1%
Del Monte Foods Co.:
6.75%, 02/15/2015 ρ	100,000	93,500
8.625%, 12/15/2012 ρ	60,000	60,900
Pilgrim’s Pride Corp.:
7.625%, 05/01/2015 ρ	5,000	4,763
8.375%, 05/01/2017 ρ	85,000	74,587

		233,750

Household Products 0.0%
Church & Dwight Co., 6.00%, 12/15/2012 ρ	75,000	73,500

Personal Products 0.0%
Central Garden & Pet Co., 9.125%, 02/01/2013	115,000	92,000

ENERGY 2.1%
Energy Equipment & Services 0.2%
Bristow Group, Inc., 6.125%, 06/15/2013	55,000	53,212
Dresser-Rand Group, Inc., 7.375%, 11/01/2014	80,000	78,800
GulfMark Offshore, Inc., 7.75%, 07/15/2014 ρ	35,000	35,700
Helix Energy Solutions Group, Inc., 9.50%, 01/15/2016 144A ρ	15,000	15,300
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	180,000	168,300
Parker Drilling Co., 9.625%, 10/01/2013	85,000	90,100
PHI, Inc., 7.125%, 04/15/2013	175,000	167,344

		608,756

Oil, Gas & Consumable Fuels 1.9%
Chesapeake Energy Corp., 6.875%, 01/15/2016	205,000	203,975
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	35,000	30,275
El Paso Corp., 7.00%, 06/15/2017	20,000	20,391
EnCana Corp., 6.625%, 08/15/2037	1,225,000	1,280,238
Encore Acquisition Co.:
6.00%, 07/15/2015	80,000	72,600
6.25%, 04/15/2014 ρ	30,000	28,050
Exco Resources, Inc., 7.25%, 01/15/2011	105,000	100,800
Forest Oil Corp., 7.75%, 05/01/2014	95,000	96,900
Frontier Oil Corp., 6.625%, 10/01/2011	25,000	24,750
Griffin Coal Mining Co., Ltd.:
9.50%, 12/01/2016	55,000	43,038
9.50%, 12/01/2016 144A	260,000	215,150
Kinder Morgan Energy Partners, LP, 7.40%, 03/15/2031	1,125,000	1,210,546
Mariner Energy, Inc., 8.00%, 05/15/2017	25,000	24,000
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	135,000	138,375

4

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Peabody Energy Corp.:
5.875%, 04/15/2016	$50,000	$47,000
6.875%, 03/15/2013	155,000	154,612
Plains Exploration & Production Co., 7.75%, 06/15/2015	35,000	35,219
Regency Energy Partners, LP, 8.375%, 12/15/2013	30,000	30,600
Sabine Pass LNG, LP:
7.25%, 11/30/2013	180,000	171,000
7.50%, 11/30/2016	10,000	9,425
Southwestern Energy Co., 7.50%, 02/01/2018 144A	40,000	41,300
Sunoco, Inc., 9.00%, 11/01/2024	500,000	641,692
Targa Resources, Inc., 8.50%, 11/01/2013	95,000	90,012
Tesoro Corp., 6.625%, 11/01/2015 ρ	130,000	127,075
Williams Cos., 7.125%, 09/01/2011	150,000	160,500
Williams Partners, LP, 7.25%, 02/01/2017	105,000	109,200

		5,106,723

FINANCIALS 13.1%
Capital Markets 4.1%
American Capital Strategies, Ltd., Ser. A, 5.92%, 09/01/2009 + ☐	3,500,000	3,516,065
Goldman Sachs Group, Inc.:
5.30%, 02/14/2012	1,200,000	1,244,009
6.75%, 10/01/2037	1,330,000	1,308,918
Lehman Brothers Holdings, Inc.:
6.00%, 07/19/2012 ρ	900,000	923,252
7.00%, 09/27/2027	250,000	254,056
Merrill Lynch & Co., Inc., 6.05%, 08/15/2012	1,325,000	1,380,166
Morgan Stanley:
5.625%, 01/09/2012	1,425,000	1,469,631
5.95%, 12/28/2017	1,125,000	1,137,770

		11,233,867

Commercial Banks 3.0%
BankAmerica Capital II, 8.00%, 12/15/2026	1,000,000	1,022,220
FBOP Corp., 10.00%, 01/15/2009 144A	4,000,000	4,255,040
National City Corp., 5.80%, 06/07/2017	1,700,000	1,581,540
SunTrust Banks, Inc., 6.00%, 09/11/2017	1,300,000	1,332,209

		8,191,009

Consumer Finance 2.1%
American Water Capital Corp., 6.09%, 10/15/2017 144A	850,000	873,086
Daimler Financial Services AG, 4.875%, 06/15/2010	100,000	101,756
Ford Motor Credit Co., LLC:
5.70%, 01/15/2010	50,000	45,763
7.375%, 10/28/2009	585,000	563,586
General Motors Acceptance Corp., LLC:
5.625%, 05/15/2009 ρ	40,000	38,732
6.875%, 09/15/2011	435,000	380,601
6.875%, 08/28/2012	10,000	8,499
7.25%, 03/02/2011	20,000	18,081
7.75%, 01/19/2010	65,000	62,208
8.00%, 11/01/2031	160,000	132,914
FRN:
6.03%, 09/23/2008	55,000	53,500
6.12%, 05/15/2009	105,000	98,062
MBNA Corp., Ser. A, 8.28%, 12/01/2026	1,750,000	1,821,505
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	30,000	25,350
Sprint Capital Corp., 6.875%, 11/15/2028	1,765,000	1,484,557

		5,708,200

5

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Diversified Financial Services 0.5%
Citigroup, Inc.:
5.50%, 08/27/2012 ρ	$650,000	$677,655
6.125%, 11/21/2017	425,000	448,963
Leucadia National Corp.:
7.125%, 03/15/2017	10,000	9,475
8.125%, 09/15/2015	180,000	180,000

		1,316,093

Insurance 0.4%
Prudential Financial, Inc., 6.10%, 06/15/2017 ρ	1,200,000	1,235,462

Real Estate Investment Trusts 2.9%
BRE Properties, Inc., 5.50%, 03/15/2017	2,400,000	2,093,710
Camden Property Trust, 5.00%, 06/15/2015	3,500,000	3,186,669
Colonial Realty, Ltd., 6.25%, 06/15/2014	1,370,000	1,297,087
ERP Operating, LP, 5.75%, 06/15/2017	1,000,000	922,815
Host Marriott Corp.:
7.125%, 11/01/2013 ρ	95,000	94,525
Ser. O, 6.375%, 03/15/2015	5,000	4,800
Ser. Q, 6.75%, 06/01/2016	130,000	125,775
Omega Healthcare Investors, Inc.:
7.00%, 04/01/2014	45,000	44,775
7.00%, 01/15/2016	85,000	84,150
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	20,000	16,950
Ventas, Inc., 7.125%, 06/01/2015	95,000	98,800

		7,970,056

Thrifts & Mortgage Finance 0.1%
Residential Capital, LLC:
7.625%, 11/21/2008	80,000	62,000
7.875%, 06/30/2010	375,000	245,625
FRN, 5.65%, 06/09/2008	10,000	8,600

		316,225

HEALTH CARE 1.9%
Biotechnology 0.5%
Amgen, Inc., 6.375%, 06/01/2037 144A ρ	1,500,000	1,499,829

Health Care Providers & Services 1.1%
HCA, Inc., 9.25%, 11/15/2016	330,000	346,912
Omnicare, Inc.:
6.125%, 06/01/2013	165,000	149,325
6.875%, 12/15/2015	160,000	144,800
UnitedHealth Group, Inc., 5.375%, 03/15/2016 ρ	1,000,000	978,109
WellPoint, Inc., 6.375%, 06/15/2037	1,300,000	1,274,519

		2,893,665

Pharmaceuticals 0.3%
Abbott Laboratories, 5.875%, 05/15/2016	850,000	907,854

INDUSTRIALS 0.6%
Aerospace & Defense 0.3%
Alliant Techsystems, Inc., 6.75%, 04/01/2016 ρ	25,000	24,250
DRS Technologies, Inc.:
6.625%, 02/01/2016	50,000	49,125
7.625%, 02/01/2018	20,000	19,850
Hexcel Corp., 6.75%, 02/01/2015	70,000	67,900

6

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Aerospace & Defense continued
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	$410,000	$400,775
6.375%, 10/15/2015	345,000	344,137

		906,037

Commercial Services & Supplies 0.1%
Browning-Ferris Industries, Inc.:
7.40%, 09/15/2035	90,000	83,250
9.25%, 05/01/2021	95,000	100,225
Corrections Corporation of America, 6.25%, 03/15/2013	5,000	5,000
Geo Group, Inc., 8.25%, 07/15/2013	50,000	50,625
Mobile Mini, Inc., 6.875%, 05/01/2015	35,000	30,625

		269,725

Machinery 0.1%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	210,000	178,763

Road & Rail 0.1%
Avis Budget Car Rental, LLC:
7.625%, 05/15/2014 ρ	55,000	50,875
7.75%, 05/15/2016	45,000	40,275
Hertz Global Holdings, Inc., 8.875%, 01/01/2014	55,000	53,350
Kansas City Southern:
7.50%, 06/15/2009	35,000	35,394
9.50%, 10/01/2008	55,000	56,306

		236,200

Trading Companies & Distributors 0.0%
United Rentals, Inc., 6.50%, 02/15/2012 ρ	40,000	37,000

INFORMATION TECHNOLOGY 0.3%
Electronic Equipment & Instruments 0.1%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	95,000	88,588
Jabil Circuit, Inc., 8.25%, 03/15/2018 144A	165,000	160,396
Sanmina-SCI Corp.:
6.75%, 03/01/2013 ρ	15,000	13,050
8.125%, 03/01/2016 ρ	30,000	26,325
FRN, 7.74%, 06/15/2010 144A ρ	39,000	39,000

		327,359

IT Services 0.1%
First Data Corp., 9.875%, 09/24/2015 144A ρ	140,000	124,075
SunGard Data Systems, Inc., 4.875%, 01/15/2014 ρ	115,000	99,762
Unisys Corp., 6.875%, 03/15/2010	25,000	23,625

		247,462

Semiconductors & Semiconductor Equipment 0.1%
Freescale Semiconductor, Inc.:
8.875%, 12/15/2014	75,000	61,312
9.125%, 12/15/2014	30,000	22,388
Spansion, Inc., FRN, 8.25%, 06/01/2013	15,000	11,513

		95,213

MATERIALS 0.7%
Chemicals 0.3%
ARCO Chemical Co.:
9.80%, 02/01/2020	50,000	45,750
10.25%, 11/01/2010	10,000	10,350
Huntsman, LLC, 11.625%, 10/15/2010	90,000	94,725

7

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Chemicals continued
Koppers Holdings, Inc.:
9.875%, 10/15/2013	$10,000	$10,700
Sr. Disc. Note, Step Bond, 0.00%, 11/15/2014 †	95,000	80,750
Millenium America, Inc., 7.625%, 11/15/2026	85,000	60,775
Momentive Performance Materials, Inc., 9.75%, 12/01/2014	140,000	127,400
Mosaic Co.:
7.30%, 01/15/2028	55,000	55,275
7.875%, 12/01/2016 144A ρ	80,000	86,800
Tronox Worldwide, LLC, 9.50%, 12/01/2012	230,000	217,350

		789,875

Construction Materials 0.0%
CPG International, Inc., 10.50%, 07/01/2013	145,000	129,775

Containers & Packaging 0.2%
BPC Holding Corp., 8.875%, 09/15/2014 ρ	48,000	42,840
Exopack Holding Corp., 11.25%, 02/01/2014	135,000	127,238
Graphic Packaging International, Inc.:
8.50%, 08/15/2011 ρ	95,000	92,625
9.50%, 08/15/2013	35,000	33,163
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	145,000	141,012

		436,878

Metals & Mining 0.1%
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014	40,000	40,800
8.375%, 04/01/2017	130,000	138,450

		179,250

Paper & Forest Products 0.1%
Georgia Pacific Corp., 8.875%, 05/15/2031	100,000	94,500
Glatfelter, 7.125%, 05/01/2016	70,000	69,475
Newpage Corp., 10.00%, 05/01/2012 144A ρ	70,000	70,000
Verso Paper Holdings, LLC, 9.125%, 08/01/2014 ρ	95,000	92,625

		326,600

TELECOMMUNICATION SERVICES 0.9%
Diversified Telecommunication Services 0.1%
Citizens Communications Co., 7.875%, 01/15/2027	95,000	87,400
Consolidated Communications, Inc., 9.75%, 04/01/2012	60,000	61,200
Qwest Corp.:
6.50%, 06/01/2017	50,000	47,250
7.875%, 09/01/2011	125,000	129,531
8.875%, 03/15/2012	60,000	63,675

		389,056

Wireless Telecommunication Services 0.8%
AT&T Wireless, 8.125%, 05/01/2012	1,600,000	1,820,602
Rural Cellular Corp., 8.25%, 03/15/2012	145,000	150,075
Sprint Nextel Corp.:
Ser. D, 7.375%, 08/01/2015	85,000	77,814
Ser. F, 5.95%, 03/15/2014	40,000	35,331

		2,083,822

UTILITIES 0.5%
Electric Utilities 0.5%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	155,000	166,625
Aquila, Inc., 14.875%, 07/01/2012	238,000	298,095

8

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Electric Utilities continued
CMS Energy Corp.:
6.55%, 07/17/2017 ρ	$10,000	$9,853
8.50%, 04/15/2011	20,000	21,617
Edison Mission Energy:
7.00%, 05/15/2017	5,000	4,888
7.20%, 05/15/2019	65,000	63,700
Mirant Americas Generation, LLC, 8.50%, 10/01/2021	20,000	17,750
Mirant Mid-Atlantic, LLC, Ser. C, 10.06%, 12/30/2028	20,000	23,200
Mirant North America, LLC, 7.375%, 12/31/2013	210,000	211,050
NRG Energy, Inc., 7.375%, 02/01/2016	175,000	169,531
Orion Power Holdings, Inc., 12.00%, 05/01/2010	135,000	147,488
Reliant Energy, Inc.:
6.75%, 12/15/2014	230,000	233,162
7.875%, 06/15/2017 ρ	5,000	4,900

		1,371,859

Independent Power Producers & Energy Traders 0.0%
AES Corp., 8.00%, 10/15/2017	5,000	5,125
Dynegy Holdings, Inc., 7.50%, 06/01/2015 ρ	70,000	65,625

		70,750

Total Corporate Bonds (cost $64,856,325)		64,024,616

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 3.7%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
Central European Media Enterprise, Ltd., 8.25%, 05/15/2012 EUR	170,000	245,806

CONSUMER STAPLES 0.2%
Beverages 0.0%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	50,000	98,174

Food & Staples Retailing 0.2%
Carrefour SA, 3.625%, 05/06/2013 EUR	350,000	496,562

ENERGY 0.1%
GAZPROM OAO, 6.58%, 10/31/2013 GBP	65,000	124,015

FINANCIALS 3.0%
Capital Markets 0.2%
Ahold Finance USA, Inc., 6.50%, 03/14/2017 GBP	65,000	123,491
Morgan Stanley, 5.375%, 11/14/2013 GBP	270,000	510,038

		633,529

Commercial Banks 1.1%
Bayerische Landesbank, 10.00%, 03/31/2010 PLN	270,000	119,854
HBOS plc, 4.125%, 01/25/2010 CAD	900,000	896,725
Kreditanstalt für Wiederaufbau:
4.95%, 10/14/2014 CAD	670,000	696,084
6.00%, 07/15/2009 NZD	730,000	557,452
Landwirtschaftliche Rentenbank, 5.75%, 01/21/2015 AUD	1,000,000	832,801

		3,102,916

Consumer Finance 0.5%
ABB International Finance, Ltd., 6.50%, 11/30/2011 EUR	250,000	393,424
BMW Finance Corp., 4.25%, 01/22/2014 EUR	300,000	434,445
Toyota Motor Credit Corp., 5.125%, 01/17/2012 GBP	205,000	411,259
Virgin Media Finance plc, 9.75%, 04/15/2014 GBP	50,000	86,742

		1,325,870

9

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Diversified Financial Services 0.5%
European Investment Bank, 6.00%, 07/15/2009 NZD	650,000	$496,182
General Electric Capital Corp., 3.375%, 02/08/2012 EUR	500,000	718,135
Lighthouse Group plc, 8.00%, 04/30/2014 EUR	70,000	99,224

		1,313,541

Insurance 0.2%
AIG SunAmerica, Inc., 5.625%, 02/01/2012 GBP	270,000	527,647

Thrifts & Mortgage Finance 0.5%
Nykredit, 5.00%, 10/01/2038 DKK	4,564,426	883,068
Totalkredit, FRN, 5.36%, 01/01/2015 DKK	2,441,448	497,244

		1,380,312

INDUSTRIALS 0.1%
Aerospace & Defense 0.1%
Bombardier, Inc., 7.25%, 11/15/2016 EUR	70,000	99,526

Machinery 0.0%
Savcio Holdings, Ltd., 8.00%, 02/15/2013 EUR	50,000	62,644

MATERIALS 0.0%
Containers & Packaging 0.0%
Owens-Illinois European Group BV, 6.875%, 03/31/2017 EUR	70,000	89,599

TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.2%
France Telecom, 7.50%, 03/14/2011 GBP	270,000	566,649

Total Foreign Bonds – Corporate (Principal Amount Denominated in Currency Indicated) (cost $9,555,348)		10,066,790

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 4.7%
Australia:
6.00%, 05/01/2012 AUD	480,000	414,984
6.00%, 10/14/2015 AUD	950,000	819,111
Brazil, 10.25%, 01/10/2028 BRL	350,000	187,674
Denmark, 4.00%, 11/15/2017 DKK	3,540,000	698,768
France, 4.25%, 04/25/2019 EUR	515,000	773,365
Germany, 3.75%, 01/04/2017 EUR	600,000	879,180
Hong Kong, 4.23%, 03/21/2011 HKD	4,350,000	599,664
International Bank for Reconstruction and Development, 5.75%, 06/25/2010 RUB	5,100,000	208,886
Malaysia, 3.87%, 04/13/2010 MYR	650,000	203,062
Mexico:
5.50%, 02/17/2020 EUR	320,000	471,984
8.00%, 12/07/2023 MXN	6,300,000	596,997
10.00%, 12/05/2024 MXN	1,875,000	210,415
Morocco, 5.375%, 06/27/2017 EUR	65,000	95,095
Netherlands, 4.00%, 07/15/2016 EUR	1,250,000	1,861,879
Norway, 5.00%, 05/15/2015 NOK	5,800,000	1,119,387
Philippines, 6.25%, 03/15/2016 EUR	200,000	292,421
South Africa, 5.25%, 05/16/2013 EUR	100,000	144,325
Sweden, 5.50%, 10/08/2012 SEK	12,290,000	2,074,075
Turkey, 4.75%, 07/06/2012 EUR	340,000	491,967
Ukraine, 4.95%, 10/13/2015 EUR	50,000	66,060
United Kingdom, 5.00%, 03/07/2012 GBP	280,000	572,187

Total Foreign Bonds – Government (Principal Amount Denominated in Currency Indicated) (cost $11,997,636)		12,781,486

10

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.1%
FIXED-RATE 1.9%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.78%, 05/25/2035	$3,255,000	$3,314,544
Harborview NIM Corp.:
Ser. 2006-12, Class N1, 6.41%, 12/19/2036 144A ☐	425,202	424,777
Ser. 2006-14, Class N1, 6.41%, 12/19/2036 144A ☐	250,096	249,510
Ser. 2006-14, Class N2, 8.35%, 12/19/2036 144A ☐	1,000,000	993,281
Sharps, LLC NIM Trust, Ser. 2006-OA1N, Class N1, 7.00%, 02/25/2047 144A	198,093	200,648

		5,182,760

FLOATING-RATE 0.2%
Deutsche Securities, Inc., NIM, Ser. 2007-0A1, Class N1, 6.50%, 02/25/2047 144A☐	698,041	681,288

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $5,733,176)		5,864,048

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 16.8%
FIXED-RATE 7.5%
Alternative Loan Trust, Ser. 2007-14T2, Class 2, 6.00%, 07/25/2037	1,682,504	1,661,149
Countrywide Alternative Loan Trust, Inc.:
Ser. 2005-50CB, Class A11, 5.50%, 11/25/2035	1,714,478	1,688,485
Ser. 2007-24, Class A1, 7.00%, 10/25/2037	928,074	947,465
CSMC Mtge. Backed Trust, Ser. 2007-4R, Class 1A1, 5.69%, 10/26/2036 144A	405,000	406,256
First Horizon Mtge. Pass Through Trust, Ser. 2007-AR2, Class 2A1, 5.89%, 07/25/2037	2,959,449	3,014,525
GSAA Home Equity Trust, Ser. 2007-10, Class A1A, 6.00%, 11/25/2037	1,366,991	1,364,428
GSR Mtge. Loan Trust, Ser. 2006-8F, Class 4A3, 6.50%, 09/25/2036	580,000	552,677
Morgan Stanley Capital I, Inc., Ser. 2007-13, Class 5A1, 5.50%, 10/25/2037	3,461,390	3,421,791
PHH Alternative Mtge. Trust, Ser. 2007-01, Class 21A, 6.00%, 02/25/2037	789,732	796,091
Residential Accredited Loans, Inc., Ser. 2007-QS10, Class A1, 6.50%, 09/25/2037	918,278	945,562
Washington Mutual, Inc., Ser. 2005-AR3, Class A1, 4.64%, 03/25/2035	3,137,909	3,168,351
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR10, Class 5A1, 5.60%, 07/25/2036	2,558,501	2,631,785

		20,598,565

FLOATING-RATE 9.3%
Citigroup Mtge. Loan Trust, Inc., Ser. 2005-7, Class 2A3A, 5.19%, 09/25/2035	3,120,811	3,130,973
MASTR Reperforming Loan Trust, Ser. 2006-2, Class 1A1, 5.90%, 05/25/2046 144A	2,583,437	2,645,284
Merrill Lynch Countrywide Comml. Mtge. Trust, Ser. 2007-8,Class A3, 6.16%, 07/12/2017	3,530,000	3,620,157
Residential Funding Mtge. Securities, Ser. 2007-SA3, Class 2A1, 5.78%, 07/27/2037	3,632,627	3,696,852
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2007-3, Class 3A1, 5.72%, 04/25/2037	2,496,023	2,534,712
Washington Mutual, Inc.:
Ser. 2006-AR17, Class 1A1B, 5.60%, 12/25/2046	2,540,046	2,368,465
Ser. 2007-HY7, Class 3A2, 5.91%, 07/25/2037	2,987,767	3,044,594
Ser. 2007-OA5:
Class 1A, 5.54%, 06/25/2047	2,454,124	2,332,178
Class 1A1B, 5.54%, 06/25/2047	2,214,523	2,022,745

		25,395,960

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $45,217,311)		45,994,525

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 1.3%
FIXED-RATE 0.1%
Financial Asset Securitization, Inc., Ser. 1997-NAM2, Class B-2, 7.88%, 07/25/2027	378,770	377,624

FLOATING-RATE 1.2%
Harborview Mtge. Loan Trust:
Ser. 2004-7, Class B4, 6.20%, 11/19/2034	2,605,009	2,046,405
Ser. 2005-8, Class 2B3, 7.14%, 02/19/2035	1,103,265	1,123,874

		3,170,279

Total Whole Loan Subordinate Collateralized Mortgage Obligations (cost $3,509,628)		3,547,903

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes, 4.25%, 11/15/2017 (cost $323,859)	315,000	330,898

11

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS CORPORATE 2.9%
CONSUMER STAPLES 0.1%
Beverages 0.1%
Companhia Brasileira de Bebidas, 8.75%, 09/15/2013	$115,000	$132,537

Food Products 0.0%
Sadia Overseas, Ltd., 6.875%, 05/24/2017 144A	100,000	96,875

ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Connacher Oil & Gas, Ltd., 10.25%, 12/15/2015 144A	45,000	44,775
Gazprom OAO, 9.625%, 03/01/2013	190,000	220,200
OPTI Canada, Inc., 7.875%, 12/15/2014 144A ρ	210,000	204,750

		469,725

FINANCIALS 0.8%
Commercial Banks 0.1%
Bank of Moscow, 7.34%, 05/13/2013	100,000	99,130
JSC Halyk Bank, 8.125%, 10/07/2009	100,000	101,940
VTB Capital SA, 7.50%, 10/12/2011	120,000	123,708

		324,778

Consumer Finance 0.1%
Avago Technologies Finance, Ltd., 10.125%, 12/01/2013	20,000	20,900
NXP Funding, LLC, 7.875%, 10/15/2014	5,000	4,606
Petroplus Finance, Ltd., 6.75%, 05/01/2014 144A ρ	30,000	27,600
Virgin Media Finance plc, 9.125%, 08/15/2016 ρ	112,000	101,920

		155,026

Diversified Financial Services 0.6%
Corporacion Andina De Fomento, 5.75%, 01/12/2017	55,000	53,757
Preferred Term Securities XII, Ltd., FRN, 10.00%, 12/24/2033	1,000,000	689,600
Ship Finance International, Ltd., 8.50%, 12/15/2013	100,000	100,750
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 6.63%, 01/25/2035 144A	1,000,000	961,860

		1,805,967

INDUSTRIALS 0.1%
Road & Rail 0.1%
Kansas City Southern de Mexico:
7.375%, 06/01/2014 144A	120,000	114,300
9.375%, 05/01/2012	135,000	139,725

		254,025

INFORMATION TECHNOLOGY 0.1%
Communications Equipment 0.1%
Nortel Networks Corp., 10.125%, 07/15/2013 144A ρ	175,000	175,438

Semiconductors & Semiconductor Equipment 0.0%
Sensata Technologies, Inc., 8.00%, 05/01/2014 ρ	45,000	40,725

MATERIALS 0.1%
Metals & Mining 0.1%
Novelis, Inc., 7.25%, 02/15/2015	430,000	398,825

Paper & Forest Products 0.0%
Corporacion Durango SAB de CV, 10.50%, 10/05/2017 144A	75,000	61,687

TELECOMMUNICATION SERVICES 1.3%
Diversified Telecommunication Services 0.5%
Telecom Italia SpA, 6.20%, 07/18/2011	200,000	208,599
Telefonica Emisiones, 7.05%, 06/20/2036	1,000,000	1,108,205
Telefonos De Mexico SAB de CV, 4.75%, 01/27/2010	100,000	100,100

		1,416,904

12

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS CORPORATE continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 0.8%
Inmarsat Finance II plc, Sr. Disc. Note, Step Bond, 0.00%, 11/15/2012	$30,000	$29,400
Intelsat, Ltd., 9.25%, 06/15/2016	50,000	50,125
Vimpel Communications:
8.25%, 05/23/2016	100,000	99,870
8.25%, 05/23/2016 144A	100,000	100,130
Vodafone Group plc:
5.625%, 02/27/2017	1,200,000	1,205,359
7.75%, 02/15/2010	700,000	747,220

		2,232,104

UTILITIES 0.2%
Electric Utilities 0.1%
Enersis SA, 7.375%, 01/15/2014	115,000	122,502

Multi-Utilities 0.1%
National Power Corp.:
6.875%, 11/02/2016	200,000	203,070
FRN, 9.27%, 08/23/2011	130,000	140,206

		343,276

Total Yankee Obligations Corporate (cost $8,150,825)		8,030,394

YANKEE OBLIGATIONS GOVERNMENT 1.1%
Argentina, 12.25%, 06/19/2018 •	159,188	50,144
Brazil:
7.125%, 01/20/2037	370,000	404,225
8.25%, 01/20/2034	350,000	428,225
Colombia:
7.375%, 01/27/2017	100,000	109,850
8.125%, 05/21/2024	175,000	203,437
Emirates of Abu Dhabi, 5.50%, 08/02/2012	200,000	211,760
Indonesia, 6.75%, 03/10/2014	90,000	92,700
Jamaica, 11.75%, 05/15/2011	40,000	48,800
Mexico, 8.375%, 01/14/2011	185,000	207,755
Peru, 8.75%, 11/21/2033	35,000	46,463
Russia:
11.00%, 07/24/2018	55,000	80,140
Sr. Disc. Note, Step Bond, 7.50%, 03/31/2030	148,500	171,243
South Korea Republic, 8.875%, 04/15/2008	300,000	302,710
Turkey, 7.00%, 09/26/2016	200,000	213,500
Ukraine, 6.58%, 11/21/2016	100,000	100,150
Venezuela, 10.75%, 09/19/2013	180,000	198,450

Total Yankee Obligations Government (cost $2,866,918)		2,869,552

	Shares	Value

PREFERRED STOCKS 0.8%
FINANCIALS 0.8%
Diversified Financial Services 0.0%
First Republic Capital Corp., 10.50% 144A	50	53,650

Thrifts & Mortgage Finance 0.8%
Fannie Mae, Ser. S, 8.25%	35,320	933,154
Freddie Mac, Ser. Z, 8.38%	41,260	1,107,831

		2,040,985

Total Preferred Stocks (cost $1,970,777)		2,094,635

13

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Shares	Value

CLOSED-END MUTUAL FUND SHARES 2.5%
Blackrock Core Bond Trust	63,250	$793,155
Blackrock Income Opportunity Trust	82,350	833,382
Blackrock Income Trust	130,175	749,808
Duff & Phelps Utilities and Corporate Bond Trust ρ	3,075	34,225
MFS Charter Income Trust	89,475	760,538
MFS Intermediate Income Trust	231,250	1,473,062
MFS Multimarket Income Trust	124,875	739,260
Putnam Premier Income Trust	135,500	853,650
Van Kampen Bond Fund	5,325	93,986
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2	52,300	642,767

Total Closed-End Mutual Fund Shares (cost $6,691,820)		6,973,833

	Principal Amount	Value

LOANS 0.2%
ENERGY 0.1%
Blue Grass Energy Corp., FRN, 10.50%, 12/30/2013	$200,000	193,758

INDUSTRIALS 0.1%
Clarke American Corp., FRN, 7.32%, 02/28/2014 <	130,000	103,411
Neff Corp., FRN, 8.62%, 11/30/2014 <	100,000	73,922

		177,333

INFORMATION TECHNOLOGY 0.0%
Flextonics International, Ltd., FRN, 7.47%, 10/01/2014	100,000	95,433

MATERIALS 0.0%
Wimar Co., 7.49%, 01/03/2012	115,000	113,456

Total Loans (cost $598,478)		579,980

	Shares	Value

SHORT-TERM INVESTMENTS 6.3%
MUTUAL FUND SHARES 6.3%
Evergreen Institutional Money Market Fund, Class I, 4.31% q ρρ ## (cost $17,266,165)	17,266,165	17,266,165

Total Investments (cost $297,564,413) 109.7%		300,395,233
Other Assets and Liabilities (9.7%)		(26,536,740)

Net Assets 100.0%		$273,858,493

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

•	Security which has defaulted on payment of interest and/or principal.
<	All or a portion of the position represents an unfunded loan commitment.
q	Rate shown is the 7-day annualized yield at period end.
Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

14

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

Summary of Abbreviations

AUD	Australian Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation
DKK	Danish Krone
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
HKD	Hong Kong Dollar
MASTR	Mortgage Asset Securitization Transactions, Inc.
MXN	Mexican Peso
MYR	Malaysian Ringgit
NIM	Net Interest Margin
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
TBA	To Be Announced

At January 31, 2008, the Fund had the following open credit default swap contracts outstanding:

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made	Unrealized Gain

09/20/2012	Goldman Sachs	PPG Industries, 7.05%, 09/20/2012	$500,000	0.22%	Quarterly	$8,286
12/20/2012	Morgan Stanley	Dow Jones CDX, North American Investment Grade Index	45,000	3.75%	Quarterly	6,121
03/15/2049	Morgan Stanley	CMBX North America Index	5,000,000	0.60%	Quarterly	1,692,629

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Unrealized Gain (Loss)

09/20/2008	CitiBank, NA	Goldman Sachs, 6.60%, 01/01/2012	$500,000	0.70%	Quarterly	$(752)
09/20/2008	JPMorgan Chase & Co.	Merrill Lynch & Co., Inc., 5.00%, 01/15/2015	500,000	0.80%	Quarterly	(2,955)
09/20/2008	JPMorgan Chase & Co.	Lehman Brothers, 6.625%, 01/18/2012	500,000	1.25%	Quarterly	(2,219)
09/20/2008	Lehman Brothers	Lehman Brothers, 6.625%, 01/18/2012	500,000	0.85%	Quarterly	(3,499)
09/20/2008	CitiBank, NA	Lehman Brothers , 6.625%, 01/18/2012	500,000	1.00%	Quarterly	(3,019)
12/20/2008	Lehman Brothers	Morgan Stanley, 6.60%, 04/01/2012	500,000	1.15%	Quarterly	(765)
03/20/2009	Goldman Sachs	Morgan Stanley, 6.60%, 04/01/2012	500,000	1.75%	Quarterly	2,420
09/10/2010	Goldman Sachs	Duke Realty, Ltd., 5.40%, 08/15/2014	500,000	0.75%	Quarterly	(36,681)
06/20/2012	Morgan Stanley	Dow Jones CDX, North American Investment Grade Index	1,000,000	0.35%	Quarterly	(28,079)
09/20/2012	Morgan Stanley	Duke Realty, Ltd., 5.40%, 08/15/2014	500,000	0.90%	Quarterly	(52,569)
12/12/2012	Lehman Brothers	Dow Jones CDX, North American Investment Grade Index	325,000	3.75%	Quarterly	(12,647)
12/13/2049	Morgan Stanley	CMBX North America Index	5,000,000	2.00%	Quarterly	(2,110,861)
12/13/2049	Morgan Stanley	CMBX North America Index	5,000,000	1.65%	Quarterly	(508,500)
12/13/2049	Goldman Sachs	CMBX North America Index	600,000	0.27%	Quarterly	(75,899)
12/25/2049	Goldman Sachs	CMBX North America Index	3,500,000	0.27%	Quarterly	(275,294)
12/25/2049	CitiBank, NA	CMBX North America Index	400,000	0.27%	Quarterly	(14,851)

15

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

At January 31, 2008, the Fund had the following open total return swap agreements outstanding:

Expiration	Notional Amount	Swap Description	Counterparty	Unrealized Loss

02/01/2008	$3,000,000	Agreement dated 07/16/2007 to receive 30 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	CitiBank, NA	$152,535
02/01/2008	6,000,000	Agreement dated 07/24/2007 to receive 50 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Morgan Stanley	304,070
02/01/2008	6,000,000	Agreement dated 07/30/2007 to receive 50 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Morgan Stanley	304,070
02/01/2008	3,000,000	Agreement dated 08/06/2007 to receive 25 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Lehman Brothers	152,660
03/01/2008	3,000,000	Agreement dated 08/15/2007 to receive 0 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Lehman Brothers	153,285
03/01/2008	5,000,000	Agreement dated 08/23/2007 to receive 30 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Lehman Brothers	258,183
03/01/2008	3,000,000	Agreement dated 08/31/2007 to receive 30 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	JPMorgan Chase & Co.	154,035
10/01/2008	5,000,000	Agreement dated 10/01/2007 to pay 62 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Lehman Brothers	258,058

On January 31, 2008, the aggregate cost of securities for federal income tax purposes was $297,603,850. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,475,455 and $4,684,072, respectively, with a net unrealized depreciation of $2,791,383.

At January 31, 2008, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive	U.S. Value at January 31, 2008	In Exchange for U.S.$	Unrealized Gain

03/10/2008	446,199 EUR	$661,837	$650,000	$11,837

Exchange Date	Contracts to Receive	U.S. Value at January 31, 2008	In Exchange for	U.S. Value at January 31, 2008	Unrealized Gain (Loss)

02/13/2008	620,000 AUD	$555,471	60,124,500 JPY	$565,129	$(9,658)
02/13/2008	75,743,120 JPY	711,933	760,000 AUD	680,900	31,033
02/13/2008	169,476,937 JPY	1,592,965	1,725,000 AUD	1,545,463	47,502
02/19/2008	147,816,000 JPY	1,389,966	1,800,000 NZD	1,414,299	(24,333)
02/19/2008	450,000 NZD	353,575	38,686,500 JPY	363,783	(10,208)
03/10/2008	350,000 GBP	694,280	488,179 EUR	724,105	(29,825)
03/10/2008	313,560,000 JPY	2,952,471	1,958,709 EUR	2,905,310	47,161
03/10/2008	783,000 EUR	1,161,407	128,306,295 JPY	1,208,128	(46,721)
04/16/2008	243,568,220 JPY	2,298,696	1,165,398 GBP	2,306,097	(7,401)
04/16/2008	69,760,435 JPY	658,370	5,083,839 HKD	653,234	5,136
04/22/2008	99,027,000 JPY	934,921	955,490 CAD	950,893	(15,972)

16

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

At January 31, 2008, the Fund had forward foreign currency exchange contracts as follows:

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver	U.S. Value at January 31, 2008	In Exchange for U.S.$	Unrealized Loss

03/18/2008	950,662 EUR	$1,409,722	$1,375,000	$34,722

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Loans

The Fund may purchase loans through an agent, by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Loans are purchased on a when-issued or delayed delivery basis. Interest income is accrued based on the terms of the securities. Fees earned on loan purchasing activities are recorded as income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. As of January 31, 2008, the Fund had unfunded loan commitments of $123,250.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the counterparty agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Swaps are marked-to-market daily based on quotations from market makers and any change in value is recorded as an unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

17

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

Total return swaps

The Fund may enter into total return swaps. Total return swaps involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

18

EVERGREEN DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 1.4%
NovaStar ABS CDO, Ltd., Ser. 2007-1A, Class A2, FRN, 5.36%, 02/08/2047 144A + (cost $3,988,000)	$4,000,000	$3,611,640

CORPORATE BONDS 54.0%
CONSUMER DISCRETIONARY 0.4%
Auto Components 0.2%
Goodyear Tire & Rubber Co.:
9.00%, 07/01/2015 ρ	500,000	525,000
11.25%, 03/01/2011	110,000	116,600

		641,600

Textiles, Apparel & Luxury Goods 0.2%
Oxford Industries, Inc., 8.875%, 06/01/2011	400,000	393,000

CONSUMER STAPLES 0.1%
Household Products 0.1%
Church & Dwight Co., 6.00%, 12/15/2012 ρ	165,000	161,700

ENERGY 9.6%
Energy Equipment & Services 1.9%
Bristow Group, Inc., 7.50%, 09/15/2017 144A	4,430,000	4,496,450
Dresser-Rand Group, Inc., 7.375%, 11/01/2014	692,000	681,620

		5,178,070

Oil, Gas & Consumable Fuels 7.7%
El Paso Corp., 6.875%, 06/15/2014	2,900,000	2,905,185
McMoRan Exploration Co., 11.875%, 11/15/2014	6,200,000	6,339,500
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	750,000	768,750
Peabody Energy Corp.:
5.875%, 04/15/2016	4,565,000	4,291,100
6.875%, 03/15/2013	440,000	438,900
Tesoro Corp., 6.50%, 06/01/2017	3,690,000	3,616,200
Williams Cos.:
7.50%, 01/15/2031	925,000	989,750
8.125%, 03/15/2012	1,000,000	1,097,500

		20,446,885

FINANCIALS 9.3%
Consumer Finance 0.3%
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	1,100,000	929,500

Real Estate Investment Trusts 7.2%
Host Marriott Corp.:
7.125%, 11/01/2013 ρ	750,000	746,250
Ser. Q, 6.75%, 06/01/2016	7,638,000	7,389,765
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	1,000,000	995,000
Rouse Co., LP, 6.75%, 05/01/2013 144A ρ	7,621,000	7,257,821
Saul Centers, Inc., 7.50%, 03/01/2014	3,000,000	2,775,000

		19,163,836

Real Estate Management & Development 1.8%
Forest City Enterprises, Inc., 6.50%, 02/01/2017	5,310,000	4,805,550

INDUSTRIALS 12.3%
Aerospace & Defense 2.7%
DRS Technologies, Inc.:
6.625%, 02/01/2016	1,000,000	982,500
7.625%, 02/01/2018 ρ	1,875,000	1,860,938
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	3,470,000	3,391,925
6.375%, 10/15/2015	1,000,000	997,500

		7,232,863

1

EVERGREEN DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Commercial Services & Supplies 2.8%
Allied Waste North America, Inc., 6.875%, 06/01/2017 ρ	$7,635,000	$7,444,125

Electrical Equipment 3.0%
Baldor Electric Co., 8.625%, 02/15/2017 ρ	5,700,000	5,557,500
Belden, Inc., 7.00%, 03/15/2017	1,200,000	1,155,000
General Cable Corp., 7.125%, 04/01/2017 ρ	1,500,000	1,436,250

		8,148,750

Machinery 3.8%
Actuant Corp., 6.875%, 06/15/2017 144A	6,575,000	6,410,625
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	875,000	744,844
RBS Global, Inc., 11.75%, 08/01/2016 ρ	1,000,000	855,000
SPX Corp., 7.625%, 12/15/2014 144A	2,000,000	2,052,500

		10,062,969

INFORMATION TECHNOLOGY 2.9%
Electronic Equipment & Instruments 0.7%
Anixter International, Inc., 5.95%, 03/01/2015	1,000,000	902,500
Itron, Inc., 7.75%, 05/15/2012	1,000,000	989,700

		1,892,200

IT Services 2.2%
Iron Mountain, Inc., 6.625%, 01/01/2016 ρ	6,100,000	5,840,750

MATERIALS 5.4%
Chemicals 0.4%
Huntsman International, LLC, 7.375%, 01/01/2015 ρ	575,000	606,625
MacDermid, Inc., 9.50%, 04/15/2017 144A	291,000	251,715
Millenium America, Inc., 7.625%, 11/15/2026	140,000	100,100

		958,440

Construction Materials 0.5%
Dayton Superior Corp., 13.00%, 06/15/2009	90,000	75,825
Texas Industries, Inc., 7.25%, 07/15/2013	1,168,000	1,127,120

		1,202,945

Containers & Packaging 4.3%
Ball Corp., 6.625%, 03/15/2018 ρ	8,000,000	7,900,000
Crown Holdings, Inc., 7.75%, 11/15/2015 ρ	1,000,000	1,022,500
Greif Brothers Corp., Inc., 6.75%, 02/01/2017 ρ	1,540,000	1,474,550
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	1,075,000	1,045,437

		11,442,487

Metals & Mining 0.1%
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/2015	170,000	178,713
8.375%, 04/01/2017	160,000	170,400

		349,113

Paper & Forest Products 0.1%
Glatfelter, 7.125%, 05/01/2016	400,000	397,000

TELECOMMUNICATION SERVICES 1.4%
Diversified Telecommunication Services 0.5%
Qwest Corp., 7.875%, 09/01/2011	1,275,000	1,321,219

Wireless Telecommunication Services 0.9%
Centennial Communications Corp.:
8.125%, 02/01/2014	959,000	906,255
10.00%, 01/01/2013 ρ	1,175,000	1,183,812
Rural Cellular Corp., 8.25%, 03/15/2012	450,000	465,750

		2,555,817

2

EVERGREEN DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES 12.6%
Electric Utilities 9.0%
Edison Mission Energy, 7.00%, 05/15/2017	$7,640,000	$7,468,100
Mirant North America, LLC, 7.375%, 12/31/2013	850,000	854,250
NRG Energy, Inc.:
7.375%, 02/01/2016	1,500,000	1,453,125
7.375%, 01/15/2017	7,635,000	7,415,494
Reliant Energy, Inc.:
6.75%, 12/15/2014	1,125,000	1,140,469
7.625%, 06/15/2014 ρ	6,015,000	5,894,700

		24,226,138

Independent Power Producers & Energy Traders 3.6%
AES Corp., 7.75%, 03/01/2014	1,000,000	1,025,000
Dynegy, Inc.:
6.875%, 04/01/2011	3,500,000	3,412,500
7.125%, 05/15/2018	3,815,000	3,395,350
8.375%, 05/01/2016	1,450,000	1,417,375
Tenaska, Inc., 7.00%, 06/30/2021 144A	323,497	316,740

		9,566,965

Total Corporate Bonds (cost $149,079,602)		144,361,922

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 0.0%
FIXED-RATE 0.0%
MASTR Resecuritization Trust, Ser. 2005-2, 4.75%, 03/28/2034 (cost $12,846)	13,090	13,350

YANKEE OBLIGATIONS – CORPORATE 1.3%
FINANCIALS 0.0%
Diversified Financial Services 0.0%
Preferred Term Securities XII, Ltd., FRN, 10.00%, 12/24/2033	105,000	72,408

MATERIALS 0.4%
Metals & Mining 0.4%
Novelis, Inc., 7.25%, 02/15/2015	1,065,000	987,787

TELECOMMUNICATION SERVICES 0.9%
Diversified Telecommunication Services 0.4%
Nordic Telecom Holdings Co., 8.875%, 05/01/2016 ρ 144A	1,000,000	1,020,000

Wireless Telecommunication Services 0.5%
Intelsat, Ltd.:
9.25%, 06/15/2016	500,000	501,250
11.25%, 06/15/2016	375,000	376,875
Rogers Wireless, Inc., 6.375%, 03/01/2014	465,000	485,472

		1,363,597

Total Yankee Obligations – Corporate (cost $3,512,871)		3,443,792

	Shares	Value

COMMON STOCKS 27.2%
ENERGY 4.5%
Energy Equipment & Services 2.0%
Grant Prideco, Inc. *	45,000	2,240,100
Halliburton Co.	35,000	1,160,950
Pride International, Inc. *	60,000	1,902,600

		5,303,650

3

EVERGREEN DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels 2.5%
Marathon Oil Corp.	35,000	$1,639,750
Patriot Coal Corp. * ρ	4,000	159,000
Peabody Energy Corp.	40,000	2,160,800
Tesoro Corp.	35,000	1,366,750
Valero Energy Corp.	25,000	1,479,750

		6,806,050

FINANCIALS 4.4%
Capital Markets 0.3%
Lazard, Ltd. ρ	17,800	703,456

Real Estate Investment Trusts 4.1%
General Growth Properties, Inc.	18,000	657,360
Host Hotels & Resorts, Inc.	147,300	2,465,802
Macerich Co. ρ	11,000	752,070
Mack-Cali Realty Corp. ρ	45,000	1,598,400
Plum Creek Timber Co., Inc.	100,000	4,175,000
Simon Property Group, Inc.	15,000	1,340,700

		10,989,332

HEALTH CARE 2.1%
Life Sciences Tools & Services 2.1%
Millipore Corp. *	15,000	1,052,250
PerkinElmer, Inc.	90,000	2,240,100
Thermo Fisher Scientific, Inc. *	45,000	2,317,050

		5,609,400

INDUSTRIALS 10.6%
Aerospace & Defense 1.5%
Boeing Co.	15,200	1,264,336
DRS Technologies, Inc. ρ	27,000	1,449,090
Raytheon Co.	20,000	1,302,800

		4,016,226

Building Products 0.9%
Lennox International, Inc.	60,000	2,229,600

Electrical Equipment 4.4%
Ametek, Inc. ρ	36,000	1,585,440
Cooper Industries, Inc.	62,000	2,761,480
Emerson Electric Co.	55,000	2,796,200
General Cable Corp. * ρ	50,000	2,900,500
Rockwell Automation, Inc.	15,000	855,300
Roper Industries, Inc. ρ	16,500	922,680

		11,821,600

Machinery 2.7%
Danaher Corp.	15,000	1,116,750
Donaldson Co., Inc. ρ	26,100	1,093,590
Dover Corp.	25,000	1,009,000
IDEX Corp. ρ	37,000	1,155,510
Kennametal, Inc.	15,000	459,450
Pall Corp.	35,000	1,291,150
Parker Hannifin Corp.	16,800	1,135,848

		7,261,298

Road & Rail 0.8%
Norfolk Southern Corp.	40,000	2,175,600

Trading Companies & Distributors 0.3%
Wesco International, Inc. * ρ	19,600	827,904

4

EVERGREEN DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 2.2%
Communications Equipment 0.4%
CommScope, Inc. * ρ	25,000	$1,108,750

Electronic Equipment & Instruments 1.8%
Agilent Technologies, Inc. *	25,000	847,750
Amphenol Corp., Class A	100,000	3,994,000

		4,841,750

MATERIALS 2.1%
Chemicals 0.7%
FMC Corp.	26,000	1,382,160
Huntsman Corp.	19,570	474,377

		1,856,537

Construction Materials 0.3%
Texas Industries, Inc. ρ	15,200	861,384

Metals & Mining 0.4%
Freeport-McMoRan Copper & Gold, Inc.	10,000	890,300

Paper & Forest Products 0.7%
Louisiana-Pacific Corp. ρ	37,000	564,990
Weyerhaeuser Co.	20,000	1,354,400

		1,919,390

UTILITIES 1.3%
Electric Utilities 0.6%
NRG Energy, Inc. * ρ	40,000	1,543,600

Gas Utilities 0.7%
Questar Corp.	18,000	916,380
Southern Union Co.	40,000	1,087,200

		2,003,580

Total Common Stocks (cost $81,762,291)		72,769,407

	Principal Amount	Value

CONVERTIBLE DEBENTURES 8.9%
FINANCIALS 0.9%
Real Estate Investment Trusts 0.9%
Alexandria Real Estate Equities, Inc., 3.70%, 01/15/2027 144A	$2,500,000	2,475,000

HEALTH CARE 5.1%
Health Care Equipment & Supplies 4.5%
Inverness Medical Innovations, Inc., 3.00%, 05/15/2016 144A	10,000,000	11,950,000

Life Sciences Tools & Services 0.6%
Millipore Corp., 3.75%, 06/01/2026 ρ	1,500,000	1,590,000

INDUSTRIALS 2.9%
Electrical Equipment 2.9%
General Cable Corp., 1.00%, 10/15/2012 144A	7,640,000	7,821,450

Total Convertible Debentures (cost $22,034,265)		23,836,450

5

EVERGREEN DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 21.0%
MUTUAL FUND SHARES 21.0%
Evergreen Institutional Money Market Fund, Class I, 4.31% q ø ρρ (cost $56,051,954)	56,051,954	$56,051,954

Total Investments (cost $316,441,829) 113.8%		304,088,515
Other Assets and Liabilities (13.8%)		(36,842,706)

Net Assets 100.0%		$267,245,809

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
ρ	All or a portion of this security is on loan.
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note
MASTR	Mortgage Asset Securitization Transactions, Inc.

On January 31, 2008, the aggregate cost of securities for federal income tax purposes was $316,528,891. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,275,337 and $16,715,713, respectively, with a net unrealized depreciation of $12,440,376.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

6

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 86.5%
CONSUMER DISCRETIONARY 22.4%
Auto Components 2.3%
Cooper Tire & Rubber Co.:
7.00%, 12/15/2012	$210,000	$182,700
7.625%, 03/15/2027	2,715,000	2,334,900
Goodyear Tire & Rubber Co.:
9.00%, 07/01/2015 ρ	3,044,000	3,196,200
11.25%, 03/01/2011	1,925,000	2,040,500
Metaldyne Corp.:
10.00%, 11/01/2013	4,595,000	3,331,375
11.00%, 06/15/2012	2,487,000	1,218,630

		12,304,305

Automobiles 2.0%
Ford Motor Co.:
5.80%, 01/12/2009	1,225,000	1,191,778
7.45%, 07/16/2031	1,750,000	1,299,375
7.70%, 05/15/2097	2,510,000	1,719,350
7.875%, 06/15/2010	1,330,000	1,252,686
General Motors Corp.:
7.20%, 01/15/2011 ρ	4,030,000	3,697,525
8.25%, 07/15/2023 ρ	1,470,000	1,183,350

		10,344,064

Diversified Consumer Services 0.4%
Education Management, LLC:
8.75%, 06/01/2014	650,000	628,875
10.25%, 06/01/2016	985,000	943,138
Service Corporation International, 6.75%, 04/01/2015	355,000	353,225

		1,925,238

Hotels, Restaurants & Leisure 5.5%
Caesars Entertainment, Inc.:
7.875%, 03/15/2010 ρ	1,625,000	1,537,656
8.125%, 05/15/2011	590,000	516,988
Fontainebleau Las Vegas Holdings, LLC, 10.25%, 06/15/2015 144A	5,352,000	4,040,760
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	4,205,000	4,205,000
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014 ρ	7,410,000	5,742,750
Outback Steakhouse, Inc., 10.00%, 06/15/2015 ρ 144A	635,000	403,225
Pokagon Gaming Authority, 10.375%, 06/15/2014 ρ 144A	2,805,000	2,913,694
Seneca Gaming Corp., 7.25%, 05/01/2012	950,000	926,250
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 ρ 144A	2,630,000	2,380,150
Six Flags, Inc.:
8.875%, 02/01/2010 ρ	660,000	486,750
9.625%, 06/01/2014 ρ	1,350,000	907,875
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015 ρ	4,950,000	3,588,750
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	1,320,000	1,362,900

		29,012,748

Household Durables 2.3%
Centex Corp., 4.875%, 08/15/2008	1,220,000	1,192,700
D.R. Horton, Inc., 5.00%, 01/15/2009	1,725,000	1,668,937
Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010 ρ	695,000	392,675
6.50%, 01/15/2014	394,000	271,860
KB Home:
7.75%, 02/01/2010	915,000	887,550
8.625%, 12/15/2008 ρ	555,000	555,000
Libbey, Inc., FRN, 11.91%, 06/01/2011	1,940,000	1,969,100

1

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Household Durables continued
Meritage Homes Corp.:
6.25%, 03/15/2015	$680,000	$479,400
7.00%, 05/01/2014	1,525,000	1,120,875
Pulte Homes, Inc.:
4.875%, 07/15/2009	2,570,000	2,447,925
7.875%, 08/01/2011	160,000	155,600
Standard Pacific Corp., 5.125%, 04/01/2009 ρ	280,000	224,000
Toll Brothers, Inc., 8.25%, 02/01/2011	995,000	961,419

		12,327,041

Media 6.2%
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	2,965,000	2,853,813
CCH I, LLC, 11.00%, 10/01/2015 ρ	2,925,000	2,102,781
CSC Holdings, Inc., 7.625%, 04/01/2011	1,640,000	1,631,800
Dex Media West, LLC, 8.50%, 08/15/2010	5,210,000	5,294,662
Idearc, Inc., 8.00%, 11/15/2016 ρ	1,740,000	1,566,000
Lamar Media Corp., 6.625%, 08/15/2015 ρ	3,650,000	3,476,625
Mediacom Broadband, LLC, 8.50%, 10/15/2015 ρ	380,000	313,500
Mediacom Communications Corp.:
7.875%, 02/15/2011	270,000	242,325
9.50%, 01/15/2013	1,705,000	1,530,238
Paxson Communications Corp., FRN, 11.49%, 01/15/2013 144A	3,865,000	3,352,887
R.H. Donnelley Corp., Ser. A-4, 8.875%, 10/15/2017 144A	4,580,000	3,904,450
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012 ρ	480,000	487,200
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013	1,355,000	1,165,300
XM Satellite Radio Holdings, Inc., 9.75%, 05/01/2014 ρ	2,170,000	1,980,125
Young Broadcasting, Inc., 8.75%, 01/15/2014	4,520,000	3,096,200

		32,997,906

Multi-line Retail 0.4%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	2,205,000	2,216,025

Specialty Retail 1.3%
American Achievement Corp., 8.25%, 04/01/2012	2,300,000	2,116,000
Home Depot, Inc., 5.875%, 12/16/2036	650,000	544,136
Michaels Stores, Inc., 10.00%, 11/01/2014 ρ	1,200,000	1,074,000
Payless ShoeSource, Inc., 8.25%, 08/01/2013	3,270,000	3,024,750

		6,758,886

Textiles, Apparel & Luxury Goods 2.0%
AAC Group Holdings Corp., Sr. Disc. Note, Step Bond, 0.00%, 10/01/2012 †	435,000	363,225
Norcross Safety Products, LLC, Ser. B, 9.875%, 08/15/2011	1,500,000	1,548,750
Oxford Industries, Inc., 8.875%, 06/01/2011	4,170,000	4,097,025
Unifi, Inc., 11.50%, 05/15/2014	915,000	670,238
Warnaco Group, Inc., 8.875%, 06/15/2013	3,735,000	3,819,037

		10,498,275

CONSUMER STAPLES 2.3%
Beverages 0.2%
Constellation Brands, Inc., 8.375%, 12/15/2014 ρ	920,000	952,200

Food & Staples Retailing 0.3%
Ingles Markets, Inc., 8.875%, 12/01/2011	1,255,000	1,276,962
Rite Aid Corp., 8.125%, 05/01/2010	210,000	203,438

		1,480,400

2

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Food Products 1.0%
Dean Foods Co., 6.625%, 05/15/2009	$190,000	$188,575
Del Monte Foods Co.:
6.75%, 02/15/2015 ρ	2,330,000	2,178,550
8.625%, 12/15/2012 ρ	1,410,000	1,431,150
Pilgrim’s Pride Corp.:
7.625%, 05/01/2015 ρ	140,000	133,350
8.375%, 05/01/2017 ρ	1,815,000	1,592,663

		5,524,288

Household Products 0.3%
Church & Dwight Co., 6.00%, 12/15/2012	1,645,000	1,612,100

Personal Products 0.5%
Central Garden & Pet Co., 9.125%, 02/01/2013	3,415,000	2,732,000

ENERGY 13.6%
Electric Utilities 1.5%
Energy Future Holdings Corp., 10.875%, 11/01/2017 144A ρ	5,385,000	5,358,075
Texas Competitive Electric Holdings Co., LLC:
10.25%, 11/01/2015 144A	2,400,000	2,370,000
10.50%, 11/01/2016 144A ρ	100,000	97,500

		7,825,575

Energy Equipment & Services 3.2%
Bristow Group, Inc., 7.50%, 09/15/2017 144A	1,160,000	1,177,400
Dresser-Rand Group, Inc., 7.375%, 11/01/2014	1,814,000	1,786,790
GulfMark Offshore, Inc., 7.75%, 07/15/2014	3,025,000	3,085,500
Helix Energy Solutions, Inc., 9.50%, 01/15/2016 144A	415,000	423,300
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	4,550,000	4,254,250
Parker Drilling Co., 9.625%, 10/01/2013	2,070,000	2,194,200
PHI, Inc., 7.125%, 04/15/2013	4,290,000	4,102,312

		17,023,752

Oil, Gas & Consumable Fuels 8.9%
Chesapeake Energy Corp., 6.875%, 01/15/2016	4,570,000	4,547,150
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	1,755,000	1,518,075
Delta Petroleum Corp., 7.00%, 04/01/2015	1,705,000	1,466,300
El Paso Corp., 7.00%, 06/15/2017	1,025,000	1,045,022
Encore Acquisition Co.:
6.00%, 07/15/2015	3,525,000	3,198,938
6.25%, 04/15/2014	720,000	673,200
Energy Partners, Ltd., 9.75%, 04/15/2014 ρ	920,000	795,800
Exco Resources, Inc., 7.25%, 01/15/2011	2,475,000	2,376,000
Forest Oil Corp.:
7.25%, 06/15/2019 144A ρ	1,050,000	1,055,250
7.75%, 05/01/2014 ρ	80,000	81,600
Frontier Oil Corp., 6.625%, 10/01/2011	680,000	673,200
Griffin Coal Mining Co., Ltd.:
9.50%, 12/01/2016	1,200,000	939,000
9.50%, 12/01/2016 144A	5,985,000	4,952,587
Mariner Energy, Inc., 8.00%, 05/15/2017	622,000	597,120
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	3,060,000	3,136,500
Peabody Energy Corp.:
5.875%, 04/15/2016	3,910,000	3,675,400
6.875%, 03/15/2013	540,000	538,650
Plains Exploration & Production Co., 7.75%, 06/15/2015	1,000,000	1,006,250

3

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Sabine Pass LNG, LP:
7.25%, 11/30/2013	$4,085,000	$3,880,750
7.50%, 11/30/2016	270,000	254,475
Southwestern Energy Co., 7.50%, 02/01/2018 144A	1,160,000	1,197,700
Targa Resources, Inc., 8.50%, 11/01/2013	1,640,000	1,553,900
Tesoro Corp.:
6.50%, 06/01/2017	2,110,000	2,067,800
6.625%, 11/01/2015	820,000	801,550
Williams Cos., 8.125%, 03/15/2012	4,205,000	4,614,988

		46,647,205

FINANCIALS 12.1%
Consumer Finance 7.4%
CCH II Capital Corp.:
10.25%, 09/15/2010	7,925,000	7,548,562
10.25%, 09/15/2010 ρ	1,155,000	1,094,363
Ford Motor Credit Co., LLC:
5.70%, 01/15/2010	3,630,000	3,322,408
7.375%, 10/28/2009	5,570,000	5,366,105
9.75%, 09/15/2010	2,390,000	2,309,753
General Motors Acceptance Corp., LLC:
5.625%, 05/15/2009 ρ	1,035,000	1,002,180
6.875%, 09/15/2011	1,125,000	984,313
6.875%, 08/28/2012	8,645,000	7,346,867
7.25%, 03/02/2011	400,000	361,627
7.75%, 01/19/2010	1,620,000	1,550,411
8.00%, 11/01/2031	3,865,000	3,210,706
FRN:
6.03%, 09/23/2008	1,080,000	1,050,543
6.12%, 05/15/2009	2,400,000	2,241,425
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	750,000	633,750
Sprint Capital Corp., 6.875%, 11/15/2028	1,430,000	1,202,786

		39,225,799

Diversified Financial Services 0.8%
Leucadia National Corp.:
7.125%, 03/15/2017	205,000	194,238
8.125%, 09/15/2015	4,185,000	4,185,000

		4,379,238

Real Estate Investment Trusts 2.1%
Host Marriott Corp.:
7.125%, 11/01/2013 ρ	2,250,000	2,238,750
Ser. Q, 6.75%, 06/01/2016	2,835,000	2,742,862
Omega Healthcare Investors, Inc.:
7.00%, 04/01/2014	3,980,000	3,960,100
7.00%, 01/15/2016	550,000	544,500
Thornburg Mortgage, Inc., 8.00%, 05/15/2013 ρ	521,000	441,548
Ventas, Inc., 7.125%, 06/01/2015	820,000	852,800

		10,780,560

Thrifts & Mortgage Finance 1.8%
Residential Capital, LLC:
7.625%, 11/21/2008	2,405,000	1,863,875
7.875%, 06/30/2010	10,945,000	7,168,975
FRN, 5.65%, 06/09/2008	365,000	313,900

		9,346,750

4

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
HEALTH CARE 3.5%
Health Care Providers & Services 3.5%
HCA, Inc.:
6.375%, 01/15/2015	$2,500,000	$2,143,750
6.50%, 02/15/2016 ρ	555,000	473,831
8.75%, 09/01/2010	1,365,000	1,375,238
9.25%, 11/15/2016	8,050,000	8,462,562
Omnicare, Inc.:
6.125%, 06/01/2013	3,250,000	2,941,250
6.875%, 12/15/2015	3,530,000	3,194,650

		18,591,281

INDUSTRIALS 7.3%
Aerospace & Defense 4.1%
Alliant Techsystems, Inc., 6.75%, 04/01/2016 ρ	580,000	562,600
DRS Technologies, Inc.:
6.625%, 02/01/2016	845,000	830,213
7.625%, 02/01/2018	400,000	397,000
Hexcel Corp., 6.75%, 02/01/2015	1,585,000	1,537,450
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	11,715,000	11,451,412
6.375%, 10/15/2015	5,065,000	5,052,337
Vought Aircraft Industries, Inc., 8.00%, 07/15/2011 ρ	1,735,000	1,609,213

		21,440,225

Commercial Services & Supplies 1.1%
Browning-Ferris Industries, Inc.:
7.40%, 09/15/2035	1,975,000	1,826,875
9.25%, 05/01/2021	2,360,000	2,489,800
Corrections Corporation of America, 6.25%, 03/15/2013	185,000	185,000
Geo Group, Inc., 8.25%, 07/15/2013	530,000	536,625
Mobile Mini, Inc., 6.875%, 05/01/2015 ρ	805,000	704,375

		5,742,675

Machinery 0.8%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	4,710,000	4,009,387

Road & Rail 1.1%
Avis Budget Car Rental, LLC, 7.75%, 05/15/2016	2,405,000	2,152,475
Hertz Global Holdings, Inc.:
8.875%, 01/01/2014	1,230,000	1,193,100
10.50%, 01/01/2016	40,000	38,650
Kansas City Southern:
7.50%, 06/15/2009	1,070,000	1,082,038
9.50%, 10/01/2008	1,355,000	1,387,181

		5,853,444

Trading Companies & Distributors 0.2%
Neff Corp., 10.00%, 06/01/2015 ρ	240,000	115,200
United Rentals, Inc., 6.50%, 02/15/2012	1,325,000	1,225,625

		1,340,825

INFORMATION TECHNOLOGY 3.5%
Electronic Equipment & Instruments 1.4%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	2,195,000	2,046,837
Jabil Circuit, Inc., 8.25%, 03/15/2018 144A	3,680,000	3,577,328
Sanmina-SCI Corp.:
6.75%, 03/01/2013 ρ	440,000	382,800
8.125%, 03/01/2016 ρ	695,000	609,863
FRN, 7.74%, 06/15/2010 144A ρ	753,000	753,000

		7,369,828

5

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY continued
IT Services 1.5%
First Data Corp., 9.875%, 09/24/2015 144A ρ	$3,345,000	$2,964,506
ipayment, Inc., 9.75%, 05/15/2014	1,960,000	1,822,800
SunGard Data Systems, Inc.:
4.875%, 01/15/2014 ρ	2,505,000	2,173,088
10.25%, 08/15/2015 ρ	105,000	105,525
Unisys Corp., 6.875%, 03/15/2010	715,000	675,675

		7,741,594

Semiconductors & Semiconductor Equipment 0.5%
Freescale Semiconductor, Inc.:
8.875%, 12/15/2014	1,790,000	1,463,325
9.125%, 12/15/2014	720,000	537,300
Spansion, Inc.:
11.25%, 01/15/2016 144A ρ	820,000	578,100
FRN, 8.25%, 06/01/2013	360,000	276,300

		2,855,025

Software 0.1%
Activant Solutions, Inc., 9.50%, 05/01/2016	850,000	721,437

MATERIALS 10.0%
Chemicals 4.0%
ARCO Chemical Co.:
9.80%, 02/01/2020	1,150,000	1,052,250
10.25%, 11/01/2010	190,000	196,650
Huntsman, LLC, 11.625%, 10/15/2010	1,970,000	2,073,425
Koppers Holdings, Inc.:
9.875%, 10/15/2013	225,000	240,750
Sr. Disc. Note, Step Bond, 0.00%, 11/15/2014 †	2,100,000	1,785,000
MacDermid, Inc., 9.50%, 04/15/2017 144A	3,586,000	3,101,890
Millenium America, Inc., 7.625%, 11/15/2026	2,185,000	1,562,275
Momentive Performance Materials, Inc., 9.75%, 12/01/2014	3,595,000	3,271,450
Mosaic Co.:
7.30%, 01/15/2028	1,325,000	1,331,625
7.625%, 12/01/2016 144A	1,990,000	2,159,150
Tronox Worldwide, LLC, 9.50%, 12/01/2012	4,739,000	4,478,355

		21,252,820

Construction Materials 0.6%
CPG International, Inc., 10.50%, 07/01/2013	3,395,000	3,038,525

Containers & Packaging 2.5%
BPC Holding Corp., 8.875%, 09/15/2014 ρ	1,160,000	1,035,300
Exopack Holding Corp., 11.25%, 02/01/2014	3,115,000	2,935,887
Graham Packaging Co.:
8.50%, 10/15/2012	1,795,000	1,588,575
9.875%, 10/15/2014 ρ	2,015,000	1,712,750
Graphic Packaging International, Inc.:
8.50%, 08/15/2011	2,375,000	2,315,625
9.50%, 08/15/2013	505,000	478,488
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	3,430,000	3,335,675

		13,402,300

Metals & Mining 1.3%
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014 ρ	2,310,000	2,356,200
8.375%, 04/01/2017	2,470,000	2,630,550
Indalex Holdings Corp., 11.50%, 02/01/2014	1,870,000	1,659,625

		6,646,375

6

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Paper & Forest Products 1.6%
Bowater, Inc., 9.375%, 12/15/2021	$755,000	$547,375
Georgia Pacific Corp., 8.875%, 05/15/2031	2,295,000	2,168,775
Glatfelter, 7.125%, 05/01/2016	1,565,000	1,553,263
Newpage Corp., 10.00%, 05/01/2012 144A	1,645,000	1,645,000
Verso Paper Holdings, LLC, 11.375%, 08/01/2016	2,617,000	2,512,320

		8,426,733

TELECOMMUNICATION SERVICES 5.1%
Diversified Telecommunication Services 2.1%
Citizens Communications Co., 7.875%, 01/15/2027	1,110,000	1,021,200
Consolidated Communications, Inc., 9.75%, 04/01/2012	3,856,000	3,933,120
Qwest Corp.:
7.875%, 09/01/2011	2,990,000	3,098,388
8.875%, 03/15/2012	1,365,000	1,448,606
West Corp., 11.00%, 10/15/2016 ρ	1,770,000	1,619,550

		11,120,864

Wireless Telecommunication Services 3.0%
Centennial Communications Corp., 8.125%, 02/01/2014 ρ	3,655,000	3,453,975
Cricket Communications, Inc., 9.375%, 11/01/2014	2,680,000	2,452,200
MetroPCS Communications, Inc., 9.25%, 11/01/2014	3,630,000	3,357,750
Rural Cellular Corp., 8.25%, 03/15/2012	3,600,000	3,726,000
Sprint Nextel Corp.:
Ser. D, 7.375%, 08/01/2015	1,990,000	1,821,775
Ser. F, 5.95%, 03/15/2014	945,000	834,696

		15,646,396

UTILITIES 6.7%
Electric Utilities 6.5%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	3,965,000	4,262,375
Aquila, Inc., 14.875%, 07/01/2012	5,510,000	6,901,275
CMS Energy Corp.:
6.55%, 07/17/2017 ρ	300,000	295,584
8.50%, 04/15/2011	530,000	572,849
Edison Mission Energy:
7.00%, 05/15/2017	335,000	327,463
7.20%, 05/15/2019	1,350,000	1,323,000
Mirant Americas Generation, LLC, 8.50%, 10/01/2021	460,000	408,250
Mirant Mid-Atlantic, LLC, Ser. C, 10.06%, 12/30/2028	445,000	516,200
Mirant North America, LLC, 7.375%, 12/31/2013	4,805,000	4,829,025
NRG Energy, Inc., 7.375%, 02/01/2016	4,025,000	3,899,219
Orion Power Holdings, Inc., 12.00%, 05/01/2010	5,100,000	5,571,750
Reliant Energy, Inc.:
6.75%, 12/15/2014	5,486,000	5,561,432
7.875%, 06/15/2017 ρ	90,000	88,200

		34,556,622

Independent Power Producers & Energy Traders 0.2%
Dynegy Holdings, Inc., 7.50%, 06/01/2015	910,000	853,125

Total Corporate Bonds (cost $481,505,985)		456,523,836

7

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE 7.4%
ENERGY 1.2%
Oil, Gas & Consumable Fuels 1.2%
Connacher Oil & Gas, Ltd., 10.25%, 12/15/2015 144A	$1,280,000	$1,273,600
OPTI Canada, Inc.:
7.875%, 12/15/2014 144A ρ	3,170,000	3,090,750
8.25%, 12/15/2014 144A	1,965,000	1,935,525

		6,299,875

FINANCIALS 1.2%
Consumer Finance 0.7%
Avago Technologies Finance, Ltd., 10.125%, 12/01/2013	555,000	579,975
Petroplus Finance, Ltd., 6.75%, 05/01/2014 144A ρ	710,000	653,200
Virgin Media Finance plc, 9.125%, 08/15/2016 ρ	2,580,000	2,347,800

		3,580,975

Diversified Financial Services 0.5%
Preferred Term Securities XII, Ltd., FRN, 10.00%, 12/24/2033	720,000	496,512
Ship Finance International, Ltd., 8.50%, 12/15/2013 ρ	2,230,000	2,246,725

		2,743,237

INDUSTRIALS 1.1%
Road & Rail 1.1%
Kansas City Southern de Mexico:
7.375%, 06/01/2014 144A	2,815,000	2,681,288
9.375%, 05/01/2012	3,133,000	3,242,655

		5,923,943

INFORMATION TECHNOLOGY 1.1%
Communications Equipment 0.9%
Nortel Networks Corp., 10.125%, 07/15/2013 144A ρ	4,560,000	4,571,400

Semiconductors & Semiconductor Equipment 0.2%
Sensata Technologies, Inc., 8.00%, 05/01/2014 ρ	1,085,000	981,925

MATERIALS 2.0%
Metals & Mining 1.7%
Novelis, Inc., 7.25%, 02/15/2015 ρ	10,020,000	9,293,550

Paper & Forest Products 0.3%
Corporacion Durango SAB de CV, 10.50%, 10/05/2017 144A	1,825,000	1,501,062

TELECOMMUNICATION SERVICES 0.8%
Wireless Telecommunication Services 0.8%
Inmarsat Finance II plc, Sr. Disc. Note, Step Bond, 0.00%, 11/15/2012 †	1,270,000	1,244,600
Intelsat, Ltd.:
9.25%, 06/15/2016	1,290,000	1,293,225
11.25%, 06/15/2016	1,660,000	1,668,300

Total Yankee Obligations – Corporate (cost $41,195,416)		39,102,092

	Shares	Value

COMMON STOCKS 0.2%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Comcast Corp., Class A *	6,589	119,656

INDUSTRIALS 0.1%
Airlines 0.1%
Delta Air Lines, Inc. * ρ	15,702	264,265

8

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 0.1%
Chemicals 0.1%
Tronox, Inc., Class A ρ	32,830	$239,659

Containers & Packaging 0.0%
Smurfit-Stone Container Corp. *	11,715	111,175

TELECOMMUNICATION SERVICES 0.0%
Wireless Telecommunication Services 0.0%
Sprint Nextel Corp.	21,636	227,827

Total Common Stocks (cost $1,085,869)		962,582

PREFERRED STOCKS 1.0%
Financials 1.0%
Thrifts & Mortgage Finance 1.0%
Fannie Mae, Ser. S, 8.25%	164,480	4,345,562
Freddie Mac, Ser. Z, 8.375%	29,805	800,264

Total Preferred Stocks (cost $4,864,718)		5,145,826

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Metricom, Inc., Expiring 02/15/2010 * + ¤ (cost $318,090)	1,500	0

	Principal Amount	Value

LOANS 3.4%
CONSUMER DISCRETIONARY 0.2%
Claire’s Stores, Inc., 7.72%, 05/29/2014	$199,499	159,549
Metaldyne Corp., FRN:
7.06%, 01/11/2012	120,000	102,406
7.06%, 01/11/2014	700,000	596,141

		858,096

ENERGY 1.4%
Blue Grass Energy Corp., FRN, 9.75%, 12/30/2013 <	7,000,000	6,781,530
Saint Acquisition Corp., FRN, 8.81%, 06/05/2014	725,000	560,461

		7,341,991

INDUSTRIALS 0.8%
Clarke American Corp., FRN, 7.32%, 02/28/2014 <	3,235,000	2,573,345
Neff Corp., FRN:
8.44%, 06/01/2008 <	675,000	498,973
9.19%, 11/30/2014 <	1,540,000	1,138,399
9.20%, 11/30/2014 <	185,000	136,756

		4,347,473

INFORMATION TECHNOLOGY 0.4%
Flextonics International, Ltd.:
7.33%, 10/01/2014	804,813	768,058
7.47%, 10/01/2014	1,210,000	1,154,739

		1,922,797

MATERIALS 0.6%
Wimar Co., 7.49%, 01/03/2012	3,475,000	3,428,331

Total Loans (cost $18,583,479)		17,898,688

9

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

SHORT-TERM INVESTMENTS 11.7%
CORPORATE BONDS 1.0%
Commercial Banks 0.5%
First Tennessee Bank, FRN, 4.04%, 08/15/2008 ρρ	$2,500,000	$2,486,661

Insurance 0.5%
Metropolitan Life Global Funding, FRN, 3.92%, 08/21/2008 ρρ	2,750,000	2,748,303

	Shares	Value

MUTUAL FUND SHARES 10.7%
Evergreen Institutional Money Market Fund, Class I, 4.31% q ø ρρ	56,412,643	56,412,643

Total Short-Term Investments (cost $61,662,644)		61,647,607

Total Investments (cost $609,216,201) 110.2%		581,280,631
Other Assets and Liabilities (10.2%)		(53,651,767)

Net Assets 100.0%		$527,628,864

ρ	All or a portion of this security is on loan.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

*	Non-income producing security
+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
<	All or a portion of the position represents an unfunded loan commitment.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

FRN	Floating Rate Note

At January 31, 2008, the Fund had the following open credit default swap contracts outstanding:

Expiration	Counterparty	Reference Index	Notional Amount	Fixed Payments Made	Frequency of Payments Made	Unrealized Gain (Loss)

12/12/2012	Goldman Sachs Group, Inc.	Dow Jones CDX, North America Investment Grade Index	$3,790,000	3.75%	Quarterly	($161,722)
12/20/2012	Goldman Sachs Group, Inc.	Dow Jones CDX, North America Investment Grade Index	$3,790,000	3.75%	Quarterly	159,991
12/13/2049	Goldman Sachs Group, Inc.	CMBX North America Index	1,050,000	0.27%	Quarterly	(132,639)

On January 31, 2008, the aggregate cost of securities for federal income tax purposes was $610,063,611. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,313,103 and $31,096,083, respectively, with a net unrealized depreciation of $28,782,980.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of

10

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Loans

The Fund may purchase loans through an agent, by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Loans are purchased on a when-issued or delayed delivery basis. Interest income is accrued based on the terms of the securities. Fees earned on loan purchasing activities are recorded as income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

As of January 31, 2008, the Fund had unfunded loan commitments of $9,233,650.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Swaps are marked-to-market daily based on quotations from market makers and any change in value is recorded as an unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

11

EVERGREEN INSTITUTIONAL MORTGAGE PORTFOLIO SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.6%
FIXED-RATE 4.6%
FHLMC:
6.90%, 12/01/2010	$545,000	$599,718
6.98%, 10/01/2020	435,126	469,032
FNMA:
6.01%, 02/01/2012	317,215	338,844
6.79%, 07/01/2009	89,529	92,204
6.91%, 07/01/2009	273,254	281,737
7.09%, 07/01/2009	269,139	277,962
7.18%, 12/01/2010	229,296	244,297
7.59%, 04/01/2010	221,403	234,401

Total Agency Commercial Mortgage-Backed Securities (cost $2,637,251)		2,538,195

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 10.0%
FIXED-RATE 10.0%
FHLMC:
Ser. 2748, Class LE, 4.50%, 12/15/2017	710,000	718,062
Ser. 2991, Class QD, 5.00%, 08/15/2034	465,000	475,702
Ser. 3015, Class EM, 5.00%, 10/15/2033	515,000	512,080
Ser. 3036, Class NC, 5.00%, 03/15/2031	740,000	756,317
Ser. 3079, Class MD, 5.00%, 03/15/2034	550,000	544,676
Ser. 3104, Class QD, 5.00%, 05/15/2034	550,000	543,801
FNMA:
Ser. 2003-92, Class KH, 5.00%, 03/25/2032	570,000	575,660
Ser. 2004-90, Class LH, 5.00%, 04/25/2034	590,000	589,045
Ser. 2005-20, Class QE, 5.00%, 10/25/2030	730,000	741,867

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $5,214,316)		5,457,210

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 22.5%
FIXED-RATE 20.3%
FHLMC:
4.50%, 04/01/2035	1,106,436	1,070,794
6.50%, 09/01/2019	350,843	366,045
FHLMC 30 year:
5.00%, TBA #	1,000,000	993,906
5.50%, TBA #	2,015,000	2,036,724
6.00%, TBA #	905,000	926,069
FNMA:
4.06%, 06/01/2013	595,000	589,376
4.50%, 04/01/2019	319,381	320,359
4.83%, 03/01/2013	653,558	673,061
5.78%, 11/01/2011	773,158	818,265
5.88%, 09/01/2012	399,884	426,122
6.01%, 05/01/2011	373,052	392,927
6.09%, 05/01/2011	525,635	554,992
6.15%, 05/01/2011	218,922	231,035
6.22%, 04/01/2008	491,686	490,573
7.00%, 05/01/2032	43,879	46,834
7.27%, 02/01/2010	475,562	499,707
7.50%, 11/01/2029-10/01/2031	525,372	567,952
GNMA, 5.625%, 07/20/2030	126,252	127,161

		11,131,902

FLOATING-RATE 2.2%
FNMA:
5.44%, 01/01/2036	677,385	713,038
5.92%, 11/01/2036	492,235	505,835

		1,218,873

Total Agency Mortgage-Backed Pass Through Securities (cost $12,242,375)		12,350,775

1

EVERGREEN INSTITUTIONAL MORTGAGE PORTFOLIO SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 2.0%
Deutsche Securities, Inc.:
Ser. 2005-03, Class 4A5, 5.25%, 06/25/2035	$190,000	$187,745
Ser. 2006-AB2, Class A3, 6.27%, 06/25/2036	575,000	582,521
Morgan Stanley Mtge. Trust, Ser. 2006-2, Class 5A3, 5.50%, 02/25/2036	290,000	279,003
Vanderbilt Mtge. & Fin., Inc., Ser. 2002-B, Class A3, 4.70%, 10/17/2018	53,444	53,267

Total Asset-Backed Securities (cost $1,102,671)		1,102,536

COMMERCIAL MORTGAGE-BACKED SECURITIES 25.7%
FIXED-RATE 19.8%
Banc of America Comml. Mtge. Securities, Inc.:
Ser. 2004-4, Class A6, 4.88%, 07/10/2042	1,000,000	983,745
Ser. 2006-4, Class AM, 5.68%, 07/10/2046	460,000	440,976
Ser. 2007-2, Class A2, 5.63%, 04/10/2049	800,000	804,081
Ser. 2007-4, Class A4, 5.94%, 07/10/2017	565,000	571,074
Cobalt Comml. Mtge. Trust:
Ser. 2006-C1, Class AM, 5.25%, 08/15/2048	270,000	250,176
Ser. 2007-C2, Class A3FX, 5.48%, 04/15/2047	725,000	715,290
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-C3, Class A2, 2.84%, 05/15/2038	256,178	254,703
Ser. 2003-C3, Class A5, 3.94%, 05/15/2038	855,000	805,938
GMAC Comml. Mtge. Securities, Inc., Ser. 2004-C2, Class A4, 5.30%, 08/10/2038	760,000	765,733
Greenwich Capital Comml. Funding Corp., Ser. 2007-GG09, Class A4, 5.44%, 03/10/2039	395,000	390,242
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-CB8, Class A4, 4.40%, 01/12/2039	840,000	807,695
Ser. 2006-LDP9, Class A3, 5.34%, 05/15/2047	400,000	391,568
Ser. 2007-LD12, Class A2, 5.83%, 02/15/2051	570,000	576,883
Ser. 2007-LD12, Class A4, 5.88%, 02/15/2051	560,000	567,665
LB-UBS Comml. Mtge. Trust, Ser. 2003-C3, Class A4, 4.17%, 05/15/2032	440,000	419,693
Merrill Lynch/Countrywide Comml. Mtge. Trust, Ser. 2006-4, Class A3, 5.17%, 12/12/2049	672,000	652,404
Morgan Stanley Capital I, Ser. 2002-LQ3, Class A4, 5.08%, 09/15/2037	1,205,000	1,201,966
Wachovia Bank Comml. Mtge. Trust, Ser. 2003-C8, Class A1, 3.44%, 11/15/2035	208,518	206,773

		10,806,605

FLOATING-RATE 5.9%
Banc of America Comml. Mtge., Inc., Ser. 2007-1, Class A4, 5.45%, 01/15/2049	405,000	399,697
GE Comml. Mtge. Trust, Ser. 2007-C9, Class A4, 6.01%, 12/10/2049	525,000	533,380
GS Mtge. Securities Corp., Ser. 2007-GG10, Class A4, 5.99%, 08/10/2045	390,000	395,707
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2007-CB19, Class A4, 5.94%, 02/12/2049	830,000	837,466
Ser. 2007-LD11, Class A4, 6.01%, 06/15/2049	490,000	497,403
Morgan Stanley Capital I, Inc., Ser. 2007-IQ15, Class A4, 6.08%, 06/11/2049	570,000	582,180

		3,245,833

Total Commercial Mortgage-Backed Securities (cost $13,963,228)		14,052,438

U.S. TREASURY OBLIGATIONS 1.0%
U.S. Treasury Notes, 4.625%, 11/15/2009 (cost $520,898)	500,000	521,797

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 3.4%
FIXED-RATE 0.4%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.78%, 05/25/2035	230,000	234,207

FLOATING-RATE 3.0%
Washington Mutual, Inc.:
Ser. 2005-AR5, Class A5, 4.68%, 05/25/2035	690,000	697,680
Ser. 2006-OA3, Class 4AB, 5.43%, 04/25/2047	410,842	376,648
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR07, Class 2A5, 5.60%, 05/25/2036	560,000	575,615

		1,649,943

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $1,852,409)		1,884,150

2

EVERGREEN INSTITUTIONAL MORTGAGE PORTFOLIO SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 21.1%
FIXED-RATE 8.4%
Banc of America Funding Corp., Ser. 2007-8, Class 2A1, 7.00%, 10/25/2037	$477,224	$488,369
Countrywide Alternative Loan Trust, Inc.:
Ser. 2005-50CB, Class A11, 5.50%, 11/25/2035	406,690	400,524
Ser. 2007-24, Class A1, 7.00%, 10/25/2037	192,177	196,192
Ser. 2007-26R, Class A1, 7.00%, 01/25/2037	402,401	403,649
First Horizon Mtge. Pass Through Trust:
Ser. 2005-FA5, Class 3A1, 5.50%, 08/25/2035	555,312	550,874
Ser. 2007-AR2, Class 2A1, 5.89%, 07/25/2037	607,440	618,745
GSAA Home Equity Trust, Ser. 2007-09, Class A1A, 6.00%, 10/01/2037	311,450	310,331
IndyMac INDX Mtge. Loan Trust, Ser. 2007-AR7, Class 2A1, 5.81%, 06/25/2037	582,270	549,143
Morgan Stanley Capital I, Inc., Ser. 2007-13, Class 5A1, 5.50%, 10/25/2037	677,337	669,588
PHH Alternative Mtge. Trust, Ser. 2007-01, Class 21A, 6.00%, 02/25/2037	195,164	196,735
Residential Accredited Loans, Inc., Ser. 2007-QS10, Class A1, 6.50%, 09/25/2037	227,153	233,902

		4,618,052

FLOATING-RATE 12.7%
American Home Mtge. Assets, Ser. 2007-1, Class A1, 5.36%, 02/25/2047	87,607	81,300
Bear Stearns Adjustable Rate Mtge. Trust, Ser. 2007-5, Class 1A1, 5.80%, 08/25/2047	363,521	370,282
Countrywide Alternative Loan Trust, Inc., Ser. 2007-A2, Class 1A1, 5.50%, 03/25/2047	572,966	536,313
Deutsche Securities, Inc., Ser. 2007-OA2, Class A1, 5.56%, 04/25/2047	274,550	260,812
IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR11, Class 3A1, 5.83%, 06/25/2036	475,059	443,374
MASTR Reperforming Loan Trust, Ser. 2006-2, Class 1A1, 5.90%, 05/25/2046 144A	434,197	444,591
Residential Accredited Loans, Inc., Ser. 2007-QS11, Class A1, 7.00%, 10/25/2037 #	416,830	420,407
Residential Funding Mtge. Securities, Ser. 2006-SA2, Class 2A1, 5.86%, 08/25/2036	478,270	483,913
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2007-3, Class 3A1, 5.72%, 04/25/2037	493,040	500,682
Washington Mutual, Inc.:
Ser. 2006-AR09, Class 2A, 5.50%, 11/25/2046	201,062	183,349
Ser. 2006-AR12, Class 2A3, 5.75%, 10/25/2036	496,433	504,381
Ser. 2006-AR17, Class 1A1B, 5.47%, 12/25/2046	520,250	485,107
Ser. 2007-HY7, Class 3A2, 5.91%, 07/25/2037	539,726	549,991
Ser. 2007-OA5, Class 1A1B, 5.41%, 06/25/2047	813,402	742,962
Ser. 2007-OA6, Class 1A, 5.47%, 07/25/2047	598,375	570,143
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR10, Class 5A1, 5.59%, 07/25/2036	364,934	375,387

		6,952,994

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $11,571,831)		11,571,046

	Shares	Value

SHORT-TERM INVESTMENTS 18.7%
MUTUAL FUND SHARES 18.7%
Evergreen Institutional Money Market Fund, Class I, 4.31% q ø ## (cost $10,231,436)	10,231,436	10,231,436

Total Investments (cost $59,336,415) 109.0%		59,709,583
Other Assets and Liabilities (9.0%)		(4,934,602)

Net Assets 100.0%		$54,774,981

#	When-issued or delayed delivery security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

3

EVERGREEN INSTITUTIONAL MORTGAGE PORTFOLIO SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

Summary of Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
TBA	To Be Announced

At January 31, 2008, the Fund had the following total return swap agreements outstanding:

Expiration	Notional Amount	Swap Description	Counterparty	Unrealized Loss

02/01/2008	$1,000,000	Agreement dated 07/16/2007 to receive 30 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	CitiBank	$50,845
02/01/2008	1,000,000	Agreement dated 08/06/2007 to receive 25 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Lehman Brothers Holdings, Inc.	50,887
03/01/2008	1,000,000	Agreement dated 08/15/2007 to receive 0 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Lehman Brothers Holdings, Inc.	51,095
03/01/2008	1,000,000	Agreement dated 08/30/2007 to receive 32.5 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Lehman Brothers Holdings, Inc.	51,366
05/01/2008	1,000,000	Agreement dated 10/22/2007 to receive 0 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Goldman Sachs	51,095
10/01/2008	1,000,000	Agreement dated 10/01/2007 to receive 62 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Lehman Brothers Holdings, Inc.	51,612
11/01/2008	2,000,000	Agreement dated 11/01/2007 to receive 15 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Lehman Brothers Holdings, Inc.	102,440

At January 31, 2008, the Fund had the following credit default swap contracts outstanding:

Expiration	Counterparty	Reference Index	Notional Amount	Fixed Payments Made	Frequency of Payments Made	Unrealized Loss

12/25/2049	CitiBank	CMBXNorth America Index	$50,000	0.27%	Quarterly	$1,856
12/25/2049	Goldman Sachs	CMBX North America Index	600,000	0.27%	Quarterly	53,288
12/25/2051	Goldman Sachs	CMBX North America Index	1,000,000	1.65%	Quarterly	101,700

4

EVERGREEN INSTITUTIONAL MORTGAGE PORTFOLIO SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

On January 31, 2008, the aggregate cost of securities for federal income tax purposes was $59,347,157. The gross unrealized appreciation and depreciation on securities based on tax cost was $846,840 and $484,414, respectively, with a net unrealized appreciation of $362,426.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Swaps are marked-to-market daily based on quotations from market makers and any change in value is recorded as an unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

Total return swaps

The Fund may enter into total return swaps. Total return swaps involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

5

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 12.5%
FIXED-RATE 11.5%
FNMA:
4.75%, 07/01/2012	$966,939	$986,750
5.08%, 02/01/2016-03/01/2016 ##	11,271,642	11,561,215
5.15%, 11/01/2017	4,167,648	4,309,345
5.31%, 04/01/2016	3,200,000	3,323,877
5.37%, 12/01/2024 ##	914,542	935,337
5.50%, 04/01/2016 ##	7,680,000	8,118,764
5.55%, 05/01/2016	3,300,000	3,475,920
5.64%, 12/01/2013	3,000,000	3,170,536
5.65%, 08/01/2022	1,594,730	1,666,574
5.66%, 12/01/2016	1,732,000	1,837,134
5.67%, 03/01/2016-11/01/2021 ##	12,712,240	13,440,847
5.68%, 08/01/2016-04/01/2021 ##	12,713,778	13,508,590
5.70%, 03/01/2016	1,034,165	1,100,038
5.75%, 05/01/2021	3,899,921	4,127,274
5.82%, 12/01/2036	849,298	872,461
5.95%, 06/01/2024	1,964,919	2,105,212
6.07%, 09/01/2013	3,110,993	3,365,939
6.08%, 01/01/2019	6,804,171	7,348,634
6.18%, 06/01/2013 ##	9,399,483	10,146,366
6.32%, 08/01/2012	2,945,031	3,191,413
6.35%, 08/01/2009-10/01/2009	1,073,820	1,108,220
6.65%, 05/01/2016	963,076	1,073,615
6.80%, 04/01/2017 ☐	408,443	408,443
6.99%, 09/01/2014	323,660	347,378
7.48%, 01/01/2025	1,151,816	1,292,591
Ser. 2002-M1, Class C, 6.17%, 02/25/2016	899,714	930,403

		103,752,876

FLOATING-RATE 1.0%
FHLMC, 5.82%, 03/01/2037	9,156,425	9,437,528

Total Agency Commercial Mortgage-Backed Securities (cost $109,487,473)		113,190,404

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 29.2%
FIXED-RATE 2.6%
FHLMC:
Ser. 0243, Class 6, IO, 6.00%, 12/15/2032	347,385	85,287
Ser. 1807, Class C, 6.00%, 12/15/2008	53,210	53,479
Ser. 2043, Class ZP, 6.50%, 04/15/2028	546,549	579,070
Ser. 2046, Class G, 6.50%, 04/15/2028	322,719	340,235
Ser. 2058, Class TE, 6.50%, 05/15/2028	331,326	351,006
Ser. 2072, Class A, 6.50%, 07/15/2028	1,209,781	1,280,862
Ser. 2078, Class PE, 6.50%, 08/15/2028	624,691	661,331
Ser. 2173, Class Z, 6.50%, 07/15/2029	841,449	893,879
Ser. 2262, Class Z, 7.50%, 10/15/2030	273,924	297,706
Ser. 2326, Class ZP, 6.50%, 06/15/2031	27,399	28,911
Ser. 2367, Class BC, 6.00%, 04/15/2016	8,916	8,917
Ser. 2461 Class PZ, 6.50%, 06/15/2032	693,794	736,911
Ser. 3098, Class KI, IO, 5.50%, 11/15/2024	990,633	64,599
FNMA:
Ser. 0342, Class 2, IO, 6.00%, 09/01/2033	128,546	26,474
Ser. 1993-215, Class ZQ, 6.50%, 11/25/2023	646,305	684,566
Ser. 1999, Class LH, 6.50%, 11/25/2029	406,727	431,830
Ser. 2001-82, Class ZA, 6.50%, 01/25/2032	277,237	293,316
Ser. 2002-09, Class PC, 6.00%, 03/25/2017	683,677	713,048
Ser. 2002-56, Class KW, 6.00%, 04/25/2023	1,190,000	1,226,021
Ser. 2002-W4, Class A4, 6.25%, 05/25/2042	2,517,939	2,704,089

1

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FIXED-RATE continued
FNMA:
Ser. 2002-W5, Class A7, 6.25%, 08/25/2030	$1,612,601	$1,617,575
Ser. 2003-033, Class IA, IO, 6.50%, 05/25/2033	336,862	82,447
Ser. 2003-046, Class IH, IO, 5.50%, 06/25/2033	3,041,418	626,570
Ser. 2003-084, Class PW, 3.00%, 06/25/2022	206,518	206,004
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	4,947,980	5,334,645
Ser. 2005-071, Class DB, 4.50%, 08/25/2025	4,000,000	3,926,826
GNMA, Ser. 2002-025, Class B, 6.21%, 03/16/2021	144,014	148,851

		23,404,455

FLOATING-RATE 26.6%
FHLMC:
Ser. 06, Class B, 4.04%, 03/25/2023	666,077	675,615
Ser. 1220, Class A, 4.60%, 02/15/2022	288,878	290,663
Ser. 1370, Class JA, 5.40%, 09/15/2022	248,121	256,520
Ser. 1498, Class I, 5.40%, 04/15/2023	160,683	166,344
Ser. 1533, Class FA, 5.35%, 06/15/2023	56,061	57,915
Ser. 1616, Class FB, 5.07%, 11/15/2008	263,621	262,909
Ser. 1671, Class TA, 4.75%, 02/15/2024	509,979	511,495
Ser. 1687, Class FA, 5.22%, 02/15/2009	1,331,225	1,327,352
Ser. 1699, Class FB, 5.25%, 03/15/2024	968,384	1,001,347
Ser. 1939, Class FB, 5.25%, 04/15/2027	400,116	413,792
Ser. 2005-S001, Class 1A2, 3.53%, 09/25/2035	3,382,650	3,155,133
Ser. 2030, Class F, 4.74%, 02/15/2028	803,222	803,347
Ser. 2181, Class PF, 4.64%, 05/15/2029	387,157	387,247
Ser. 2315, Class FD, 4.74%, 04/15/2027	286,036	285,916
Ser. 2334, Class FO, 5.21%, 07/15/2031 ##	10,828,674	11,202,371
Ser. 2380, Class FL, 4.84%, 11/15/2031 ##	12,897,541	13,150,719
Ser. 2388, Class FG, 4.74%, 12/31/2031	2,677,027	2,691,637
Ser. 2395, Class FD, 4.84%, 05/15/2029	3,327,374	3,348,325
Ser. 2399, Class XF, 5.19%, 01/15/2032 ##	12,922,097	13,357,571
Ser. 2401, Class FA, 4.89%, 07/15/2029	1,158,994	1,165,100
Ser. 2481, Class FE, 5.24%, 03/15/2032 ##	11,163,984	11,605,743
Ser. 2504, Class FP, 4.74%, 03/15/2032	2,256,751	2,259,497
Ser. 2515, Class FP, 4.64%, 10/15/2032	2,135,580	2,131,107
Ser. 2691, Class FC, 4.94%, 10/15/2033	2,089,568	2,166,297
Ser. 3136, Class SA, 21.06%, 04/15/2036	2,058,099	3,679,229
Ser. T-66, Class 2A1, 7.60%, 01/25/2036 ##	27,892,969	29,664,554
Ser. T-67, Class 1A1C, 7.72%, 03/25/2036 ##	29,490,579	31,805,590
Ser. T-67, Class 2A1C, 7.66%, 03/25/2036 ##	8,717,294	9,650,255
Ser. T-75, Class A1, 3.42%, 11/25/2036 ##	15,542,810	15,514,678
FNMA:
Ser. 1991, Class F:
4.23%, 05/25/2021	624,645	632,085
4.68%, 11/25/2021	136,300	141,575
Ser. 1991, Class FA, 4.28%, 04/25/2021	24,209	24,459
Ser. 1993-221, Class FH, 4.48%, 12/25/2008	671,347	673,764
Ser. 1994-84, Class F, 3.98%, 02/25/2024	476,148	480,719
Ser. 1997-34, Class F, 4.03%, 10/25/2023	2,809,762	2,861,939
Ser. 1997-49, Class F, 4.53%, 06/17/2027	398,399	401,755
Ser. 1999-49, Class F, 3.78%, 05/25/2018	807,824	811,935
Ser. 2000-32, Class FM, 4.44%, 10/18/2030	425,523	428,659
Ser. 2001-53, Class CF, 3.78%, 10/25/2031	46,740	46,814
Ser. 2002-07, Class FB, 3.78%, 02/25/2028	266,151	266,730
Ser. 2002-13, Class FE, 4.28%, 02/27/2031	3,648,674	3,758,098
Ser. 2002-41, Class F, 3.93%, 07/25/2032	3,160,061	3,177,192
Ser. 2002-52, Class FG, 3.88%, 09/25/2032 ##	12,035,354	12,206,858

2

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
FNMA:
Ser. 2002-67, Class FA, 4.38%, 11/25/2032	$8,731,906	$9,078,563
Ser. 2002-68, Class FN, 4.44%, 10/18/2032	3,917,489	3,961,208
Ser. 2002-77, Class F, 3.98%, 12/25/2032 ##	13,849,727	14,159,545
Ser. 2002-77, Class FA, 4.99%, 10/18/2030	6,586,342	6,848,807
Ser. 2002-77, Class FG, 4.54%, 12/18/2032	1,401,246	1,403,169
Ser. 2002-W5, Class A27, 3.88%, 11/25/2030	2,162,804	2,167,421
Ser. 2003-011, Class DF, 3.83%, 02/25/2033	2,326,361	2,337,576
Ser. 2003-011, Class FE, 3.88%, 12/25/2033	560,765	561,495
Ser. 2003-024, Class FL, 3.83%, 04/25/2018	2,743,229	2,759,995
Ser. 2003-102, Class FT, 3.78%, 10/25/2033	2,363,921	2,387,253
Ser. 2006-72, Class GS, 22.48%, 08/25/2036	1,235,723	1,443,065
Ser. G93, Class FH, 4.53%, 04/25/2023	136,825	141,699
GNMA:
Ser. 1999-40, Class FL, 4.62%, 02/17/2029	198,308	201,700
Ser. 1999-43, Class FA, 4.53%, 11/16/2029	961,258	968,237
Ser. 2000-36, Class FG, 4.46%, 11/20/2030	362,739	367,861
Ser. 2001-21, Class FB, 4.48%, 01/16/2027	490,631	494,610
Ser. 2001-22, Class FG, 4.43%, 05/16/2031	806,094	807,983
Ser. 2002-026, Class C, 6.01%, 02/16/2024	373,169	408,895
Ser. 2002-15, Class F, 4.63%, 02/16/2032	624,244	633,976
Ser. 2006-47, IO, Class SA, 2.72%, 08/16/2036	1,493,291	173,789

		240,207,697

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $258,111,578)		263,612,152

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 72.7%
FIXED-RATE 58.4%
FHLMC:
6.00%, 05/01/2018-10/01/2032	2,985,309	3,100,917
6.50%, 04/01/2018-07/01/2031	2,598,851	2,724,098
7.00%, 12/01/2023-05/01/2029	211,853	225,378
7.50%, 04/01/2023-08/01/2028	1,309,603	1,410,817
8.00%, 08/01/2023-11/01/2028	459,562	498,541
8.50%, 07/01/2022-08/01/2026	75,919	84,231
9.00%, 01/01/2017-10/01/2024	190,168	207,941
9.50%, 09/01/2016-05/01/2021	61,328	67,608
10.00%, 08/01/2017-08/01/2020	2,334	2,713
10.50%, 02/01/2019-05/01/2020	118,096	140,773
FHLMC 15 year:
5.00%, TBA #	25,000,000	25,285,150
5.50%, TBA #	50,000,000	51,101,550
FHLMC 30 year:
5.50%, TBA #	50,000,000	50,539,050
6.00%, TBA #	90,340,000	92,513,806
6.50%, TBA #	64,800,000	67,168,958
FNMA:
4.12%, 09/01/2010	1,405,137	1,415,528
4.98%, 01/01/2020	947,883	969,957
5.00%, 06/01/2033-03/01/2034	6,714,110	6,714,664
5.12%, 01/01/2016	2,505,900	2,604,770
5.24%, 12/01/2012	766,436	796,595
5.39%, 01/01/2024	3,757,975	3,874,698
5.50%, 05/01/2024-05/01/2037 ##	43,035,174	43,719,402
5.55%, 09/01/2019	6,630,188	6,723,484
5.75%, 02/01/2009	1,751,916	1,825,794
6.00%, 02/01/2008-04/01/2033	22,242,420	22,929,923
6.50%, 06/01/2017-07/01/2047	11,358,942	11,779,530

3

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA:
6.50%, 06/01/2047-01/01/2048 #	$9,885,328	$10,159,807
7.00%, 11/01/2026-10/01/2047	17,384,744	18,105,941
7.50%, 12/01/2017-01/01/2033	2,194,906	2,363,137
8.00%, 08/01/2020-02/01/2030	2,213,346	2,399,147
8.50%, 08/01/2014-08/01/2029	382,534	421,155
9.00%, 06/01/2021-04/01/2025	267,931	301,510
9.50%, 10/01/2020-02/01/2023	37,326	41,281
11.00%, 01/01/2016	30,521	32,832
11.25%, 02/01/2016	87,203	100,931
FNMA 30 year, 5.00%, TBA #	88,125,000	87,615,549
GNMA:
6.00%, 02/15/2009-08/20/2034	4,101,664	4,231,994
6.50%, 12/15/2025-09/20/2033	585,686	610,509
7.00%, 12/15/2022-05/15/2032	465,342	498,731
7.34%, 10/20/2021-09/20/2022	563,894	599,466
7.50%, 02/15/2022-06/15/2032	842,063	908,495
8.00%, 04/15/2023-06/15/2025	89,015	97,692
8.50%, 07/15/2016	2,243	2,453
9.00%, 03/15/2009-04/15/2021	107,918	118,348
10.00%, 12/15/2018	65,192	77,222
14.00%, 02/15/2012-06/15/2012	215,008	255,635

		527,367,711

FLOATING-RATE 14.3%
FHLMC, 5.89%, 02/01/2037 ##	12,349,791	12,980,549
FNMA:
4.125%, 12/25/2025 ##	15,916,580	15,942,931
5.50%, 11/01/2030-07/01/2032	4,566,510	4,692,574
5.53%, 01/01/2038	5,516,530	5,664,483
5.61%, 02/01/2035	9,708,387	9,708,387
5.86%, 04/01/2029-10/01/2041	5,276,029	5,339,445
5.91%, 09/01/2041	8,105,511	8,555,367
6.06%, 06/01/2040-01/01/2041	6,981,090	7,338,872
6.50%, 11/01/2033	3,000,370	3,092,121
6.98%, 01/01/2011	12,626	12,829
7.05%, 11/01/2018	279,396	298,660
7.07%, 07/01/2025	284,222	296,204
7.15%, 04/01/2036 ##	27,259,654	29,147,930
7.35%, 05/01/2030	309,343	319,527
SBA:
4.58%, 08/25/2031	910,597	960,953
4.60%, 09/25/2030-11/25/2030	1,506,409	1,588,209
4.625%, 03/25/2027-03/25/2035	3,247,299	3,433,784
4.66%, 10/25/2029 ##	5,574,167	5,894,403
4.66%, 11/25/2029	5,582,361	5,920,540
4.68%, 10/25/2031	7,315,784	7,893,511

		129,081,279

Total Agency Mortgage-Backed Pass Through Securities (cost $647,888,492)		656,448,990

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 2.3%
FHLMC:
Ser. 2406, Class FP, 5.22%, 01/15/2032	3,823,225	3,868,145
Ser. 2406, Class PF, 5.22%, 12/15/2031	3,685,327	3,737,123
Ser. T-60, Class 1A-1, 6.50%, 03/25/2044	1,080,155	1,160,732

4

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FNMA:
Ser. 2002-T1, Class A3, 7.50%, 11/25/2031	$2,307,383	$2,488,451
Ser. 2002-T16, Class A1, 6.50%, 07/25/2042	3,768,852	4,118,412
Ser. 2002-W3, Class A5, 7.50%, 01/25/2028	383,263	421,057
Ser. 2002-W8, Class A4, 7.00%, 06/25/2017	1,179,805	1,279,574
Ser. 2003-W1, Class 1A-1, 6.50%, 12/25/2042	1,904,313	2,045,085
Ser. 2004-T1, Class 1A-2, 6.50%, 01/25/2044	1,684,930	1,787,980

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $20,523,663)		20,906,559

ASSET-BACKED SECURITIES 0.7%
Argent Securities, Inc., Ser. 2004-W8, Class A2, FRN, 3.86%, 05/25/2034	778,579	768,635
Countrywide Asset-Backed Certificates:
Ser. 2005-16, Class 2AF2, 5.38%, 02/25/2030	370,000	383,677
Ser. 2005-17, Class 1AF2, 5.36%, 05/25/2036	250,000	256,697
HSBC Home Equity Loan Trust, Ser. 2005-3, Class A1, FRN, 4.22%, 01/20/2035	368,443	364,825
Lehman XS Trust:
Ser. 2005-02, Class 2A1B, 5.18%, 08/25/2035	296,998	297,862
Ser. 2005-04, Class 2A1B, 5.17%, 10/25/2035	238,278	238,416
Ser. 2005-10, Class 2A3B, 5.55%, 01/25/2036	393,534	407,471
NovaStar ABS CDO, Ltd., Ser. 2007-1A, Class A2, FRN, 5.36%, 02/08/2047 144A +	4,000,000	3,611,640
Popular Mtge. Trust, Ser. 2005-A, Class B3, 5.68%, 01/25/2036	380,000	384,618

Total Asset-Backed Securities (cost $7,075,500)		6,713,841

COMMERCIAL MORTGAGE-BACKED SECURITIES 2.0%
FIXED-RATE 0.8%
Banc of America Comml. Mtge. Securities, Inc., Ser. 2006-05, Class A2, 5.32%, 10/10/2011	1,025,000	1,039,647
GE Capital Comml. Mtge. Corp., Ser. 2005-C3, Class A2, 4.85%, 07/10/2045	660,000	657,778
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2005-LDP4, Class A2, 4.79%, 10/15/2042	950,000	950,774
LB-UBS Comml. Mtge. Trust, Ser. 2005-C5, Class A2, 4.89%, 09/15/2030	790,000	793,883
Prima Capital Securitization, Ltd., Ser. 2006, Class D, 5.88%, 12/28/2048	3,618,000	3,883,525

		7,325,607

FLOATING-RATE 1.2%
Credit Suisse First Boston Mtge. Securities:
Ser. 2004-TF2A, Class H, 4.94%, 11/15/2019 144A	1,900,000	1,900,903
Ser. 2004-TF2A, Class J, 5.19%, 11/15/2019 144A	1,828,000	1,828,868
Ser. 2005-TFLA, Class J, 5.19%, 02/15/2020 144A	961,000	969,875
Merrill Lynch Floating Trust, Ser. 2006-1, Class A1, 4.31%, 06/15/2022 144A	5,580,661	5,631,584

		10,331,230

Total Commercial Mortgage-Backed Securities (cost $17,255,595)		17,656,837

U.S. TREASURY OBLIGATIONS 6.1%
U.S. Treasury Bonds:
5.00%, 05/15/2037 ρ	13,000,000	14,402,583
5.25%, 02/15/2029 ρ	14,500,000	16,237,738
U.S. Treasury Notes, 4.75%, 12/31/2008-08/15/2017 ρ	23,000,000	24,487,712

Total U.S. Treasury Obligations (cost $53,203,340)		55,128,033

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 6.0%
FIXED-RATE 4.1%
Citigroup Mtge. Loan Trust, Inc., Ser. 2003-HE2, Class M6, 5.54%, 03/25/2036	228,476	227,953
Countrywide Alternative Loan Trust:
Ser. 2004-1T1, Class A6, 5.75%, 02/25/2034	5,000,000	5,369,250
Ser. 2005-46CB, Class A14, 5.50%, 10/25/2035	10,000,000	9,403,574
Countrywide Home Loans, Inc., Ser. 2006-18, Class 2A5, 6.00%, 12/25/2036	4,050,000	4,090,257
Credit Suisse Mtge. Capital Cert., Ser. 2006-9, Class 4A1, 6.00%, 11/25/2036	10,735,943	10,969,887
Residential Accredit Loans, Inc.:
Ser. 2006-QS4, Class A4, 6.00%, 04/25/2036	5,000,000	5,076,450
Ser. 2006-QS5, Class A2, 6.00%, 05/25/2036	535,543	536,287
Residential Asset Securitization Trust, Ser. 2006-A9CB, Class A5, 6.00%, 07/25/2036	946,702	951,643

		36,625,301

5

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE 1.9%
Countrywide Home Loans, Inc., Ser. 2004-29, Class 3A1, 6.28%, 02/25/2035	$8,749,103	$8,840,430
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2003 AR2, 5.35%, 02/25/2033	8,131,894	8,200,042
Deutsche Securities, Inc.:
Ser. 2006-AB2, Class A7, 5.96%, 06/25/2036	412,942	412,447
Ser. 2006-AB3, Class A7, 6.36%, 07/25/2036	130,105	130,129
Washington Mutual, Inc., Ser. 2005-AR8, Class 2AB1, 3.63%, 07/25/2045	4,778	4,770

		17,587,818

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $53,624,875)		54,213,119

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 1.2%
FIXED-RATE 1.2%
Countrywide Alternative Loan Trust, Ser. 2004-2CB, Class M, 5.67%, 03/25/2034 (cost $10,978,807)	11,011,497	10,931,003

YANKEE OBLIGATIONS – CORPORATE 3.9%
FINANCIALS 3.9%
Diversified Financial Services 3.9%
MMCAPS Funding XIX, Ltd, FRN, 5.13%, 01/12/2038 144A	5,000,000	4,350,000
Preferred Term Securities IV, Ltd., FRN, 7.22%, 12/23/2031 144A	4,312,610	4,318,001
Preferred Term Securities V, Ltd., FRN, 6.96%, 04/03/2032 144A	4,877,100	4,883,196
Preferred Term Securities VI, Ltd., FRN, 6.66%, 07/03/2032 144A	835,709	829,441
Preferred Term Securities XII, Ltd., FRN, 6.61%, 12/24/2033 144A	5,000,000	4,909,250
Preferred Term Securities XIV, Ltd., FRN:
5.59%, 06/24/2034 144A	1,050,000	1,065,805
6.56%, 06/24/2034 144A	12,500,000	12,385,000
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 4.88%, 01/25/2035 144A	2,200,000	2,116,092

Total Yankee Obligations – Corporate (cost $35,433,321)		34,856,785

	Shares	Value

PREFERRED STOCKS 0.2%
FINANCIALS 0.2%
Thrifts & Mortgage Finance 0.2%
Freddie Mac, Ser. Z, 8.375%, ρ (cost $2,000,000)	80,000	2,148,000

SHORT-TERM INVESTMENTS 8.9%
MUTUAL FUND SHARES 8.9%
Evergreen Institutional Money Market Fund, Class I, 4.31% q ø ρρ	28,611,478	28,611,478
Evergreen Institutional U.S. Government Money Market Fund, Class I, 3.46% q ø ##	51,903,067	51,903,067

Total Short-Term Investments (cost $80,514,545)		80,514,545

Total Investments (cost $1,296,097,189) 145.7%		1,316,320,268
Other Assets and Liabilities (45.7%)		(413,098,428)

Net Assets 100.0%		$903,221,840

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
#	When-issued or delayed delivery security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

6

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

Summary of Abbreviations
CDO	Collateralized Debt Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IO	Interest Only
SBA	Small Business Administration
TBA	To Be Announced

At January 31, 2008, the Fund had the following open credit default swap contracts outstanding:

Expiration	Counterparty	Reference Index	Notional Amount	Fixed Payments Made	Frequency of Payments Made	Unrealized Loss

12/31/2049	Goldman Sachs Group, Inc.	CMBX North America Index	$10,000,000	0.27%	Quarterly	$1,803,862

At January 31, 2008, the Fund had the following open total return swap agreements:

	Notional			Unrealized
Expiration	Amount	Swap Description	Counterparty	Loss

02/01/2008	$10,000,000	Agreement dated 07/16/2007 to receive 30 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	CitiBank, Inc.	$508,449
02/01/2008	10,000,000	Agreement dated 08/02/2007 to receive 35 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	JPMorgan Chase & Co.	508,033

On January 31, 2008, the aggregate cost of securities for federal income tax purposes was $1,296,230,467. The gross unrealized appreciation and depreciation on securities based on tax cost was $22,422,464 and $2,332,663, respectively, with a net unrealized appreciation of $20,089,801.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the counterparty agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

7

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

Swaps are marked-to-market daily based on quotations from market makers and any change in value is recorded as an unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

Total return swaps

The Fund may enter into total return swaps. Total return swaps involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

8

Item 2 - Controls and Procedures

(a)

The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust
By: ______________________________
Dennis H. Ferro,
Principal Executive Officer
Date: March 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: ______________________________
Dennis H. Ferro,
Principal Executive Officer
Date: March 30, 2008
By: ______________________________
Kasey Phillips
Principal Financial Officer
Date: March 30, 2008